BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
September 30, 2020
Security Pa r (000) Value
Asset-Backed Securities — 0.7%
Cayman Islands — 0.4%
(a)
AGL CLO 7 Ltd., Series 2020-7A, Class
A1, (LIBOR USD 3 Month + 1.80%),
2.05%, 07/15/31
(b)
........... USD 530 $ 530,001
AGL Core CLO 5 Ltd.
(b)
:
Series 2020-5A, Class A2, (LIBOR
USD 3 Month + 2.35%), 2.65%,
07/20/30 ............... 550 546,703
Series 2020-5A, Class B, (LIBOR
USD 3 Month + 2.78%), 3.08%,
07/20/30 ............... 725 724,938
AIMCO CLO, Series 2018-AA, Class
B, (LIBOR USD 3 Month + 1.40%),
1.67%, 04/17/31
(b)
........... 256 249,990
ALM Ltd., Series 2020-1A, Class A2,
(LIBOR USD 3 Month + 1.85%),
2.13%, 10/15/29
(b)
........... 252 251,669
ALM XVIII Ltd., Series 2016-18A,
Class A2R, (LIBOR USD 3 Month +
1.65%), 1.92%, 01/15/28
(b)
..... 259 254,083
Apidos CLO XV, Series 2013-15A,
Class A1RR, (LIBOR USD 3 Month
+ 1.01%), 1.28%, 04/20/31
(b)
.... 620 616,021
Ares LV CLO Ltd., Series 2020-55A,
Class B, (LIBOR USD 3 Month +
2.50%), 2.81%, 04/15/31
(b)
..... 950 949,988
Atrium XII, Series 12A, Class BR,
(LIBOR USD 3 Month + 1.35%),
1.61%, 04/22/27
(b)
........... 287 280,931
Bain Capital Credit CLO Ltd., Series
2020-2A, Class B1, (LIBOR USD 3
Month + 2.50%), 2.86%, 07/21/31
(b)
575 574,993
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A1R, (LIBOR
USD 3 Month + 1.25%), 1.53%,
07/15/29
(b)
................ 401 397,894
Benefit Street Partners CLO XII Ltd.,
Series 2017-12A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.53%,
10/15/30
(b)
................ 400 397,154
Benefit Street Partners CLO XIX Ltd.,
Series 2019-19A, Class A, (LIBOR
USD 3 Month + 1.35%), 1.63%,
01/15/33
(b)
................ 400 399,340
Benefit Street Partners CLO XVIII Ltd.,
Series 2019-18A, Class A, (LIBOR
USD 3 Month + 1.34%), 1.62%,
10/15/32
(b)
................ 872 869,852
Birch Grove CLO Ltd., Series 19X,
Class A, (LIBOR USD 3 Month +
1.49%), 1.74%, 06/15/31 ....... 1,152 1,151,714
BlueMountain CLO Ltd.
(b)
:
Series 2013-2A, Class A1R, (LIBOR
USD 3 Month + 1.18%), 1.44%,
10/22/30 ............... 254 251,252
Series 2014-2A, Class BR2, (LIBOR
USD 3 Month + 1.75%), 2.02%,
10/20/30 ............... 256 250,911
California Street CLO XII Ltd., Series
2013-12A, Class CR, (LIBOR USD 3
Month + 2.10%), 2.37%, 10/15/25
(b)
269 263,932
Catskill Park CLO Ltd., Series 2017-1A,
Class A1B, (LIBOR USD 3 Month +
1.35%), 1.62%, 04/20/29
(b)
..... 313 311,605
Chenango Park CLO Ltd., Series 2018-
1A, Class A2, (LIBOR USD 3 Month
+ 1.55%), 1.82%, 04/15/30
(b)
.... 401 389,854
Security Par (000) Value
Cayman Islands (continued)
CIFC Funding Ltd.
(b)
:
Series 2017-3A, Class A1, (LIBOR
USD 3 Month + 1.22%), 1.49%,
07/20/30 ............... USD 664 $ 652,153
Series 2017-3A, Class A2, (LIBOR
USD 3 Month + 1.80%), 2.07%,
07/20/30 ............... 276 271,791
Series 2017-4A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.51%,
10/24/30 ............... 492 489,913
Series 2018-2A, Class A1, (LIBOR
USD 3 Month + 1.04%), 1.31%,
04/20/31 ............... 265 261,732
Series 2020-1A, Class B, (LIBOR
USD 3 Month + 2.30%), 2.54%,
07/15/32 ............... 875 874,996
Clear Creek CLO, Series 2015-1A,
Class AR, (LIBOR USD 3 Month +
1.20%), 1.47%, 10/20/30
(b)
..... 250 247,600
Cook Park CLO Ltd., Series 2018-1A,
Class B, (LIBOR USD 3 Month +
1.40%), 1.67%, 04/17/30
(b)
..... 402 388,363
Elmwood CLO II Ltd., Series 2019-2A,
Class B, (LIBOR USD 3 Month +
2.10%), 2.37%, 04/20/31
(b)
..... 275 274,476
Elmwood CLO V Ltd.
(b)
:
Series 2020-2A, Class A1, (LIBOR
USD 3 Month + 1.75%), 2.02%,
07/24/31 ............... 1,000 999,926
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.20%), 2.47%,
07/24/31 ............... 250 249,978
Goldentree Loan Management US CLO
6 Ltd., Series 2019-6A, Class B1,
(LIBOR USD 3 Month + 1.90%),
2.17%, 01/20/33
(b)
........... 326 322,590
Gulf Stream Meridian 1 Ltd., Series
2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.64%, 04/15/33
(b)
1,742 1,738,907
Madison Park Funding XI Ltd., Series
2013-11A, Class AR, (LIBOR USD 3
Month + 1.16%), 1.42%, 07/23/29
(b)
401 399,010
Madison Park Funding XII Ltd., Series
2014-12A, Class B1R, (LIBOR
USD 3 Month + 1.65%), 1.92%,
07/20/26
(b)
................ 273 271,591
Madison Park Funding XIII Ltd., Series
2014-13A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.77%,
04/19/30
(b)
................ 250 245,653
Madison Park Funding XVIII Ltd.,
Series 2015-18A, Class A1R,
(LIBOR USD 3 Month + 1.19%),
1.46%, 10/21/30
(b)
........... 656 648,597
Madison Park Funding XXXVI Ltd.,
Series 2019-36A, Class B1, (LIBOR
USD 3 Month + 1.85%), 2.13%,
01/15/33
(b)
................ 518 515,432
Mariner CLO 8 Ltd., Series 2020-8A,
Class A, (LIBOR USD 3 Month +
1.27%), 2.44%, 04/20/33
(b)
..... 872 864,623
OCP CLO Ltd.
(b)
:
Series 2017-13A, Class A1A,
(LIBOR USD 3 Month + 1.26%),
1.54%, 07/15/30 .......... 401 399,354

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Cayman Islands (continued)
Series 2017-13A, Class A2A,
(LIBOR USD 3 Month + 1.80%),
2.08%, 07/15/30 .......... USD 401 $ 395,290
Series 2020-19A, Class B, (LIBOR
USD 3 Month + 2.50%), 2.82%,
07/20/31 ............... 175 174,966
Octagon Investment Partners 46 Ltd.
(b)
:
Series 2020-2A, Class A, (LIBOR
USD 3 Month + 1.65%), 1.90%,
07/15/33 ............... 1,000 999,984
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.20%), 2.45%,
07/15/33 ............... 300 299,992
OHA Credit Funding 3 Ltd., Series
2019-3A, Class B1, (LIBOR USD 3
Month + 1.80%), 2.07%, 07/20/32
(b)
322 317,884
OHA Loan Funding Ltd., Series 2015-
1A, Class A1R2, (LIBOR USD 3
Month + 1.34%), 1.62%, 11/15/32
(b)
950 947,677
Palmer Square Loan Funding Ltd.
(b)
:
Series 2018-2A, Class A2, (LIBOR
USD 3 Month + 1.05%), 1.33%,
07/15/26 ............... 650 641,650
Series 2019-2A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.87%,
04/20/27 ............... 583 572,419
Series 2020-3A, Class A2, (LIBOR
USD 3 Month + 2.40%), 2.71%,
07/20/28 ............... 475 474,995
Park Avenue Institutional Advisers CLO
Ltd., Series 2016-1A, Class A2R,
(LIBOR USD 3 Month + 1.80%),
2.06%, 08/23/31
(b)
........... 269 267,159
RR 10 Ltd.
(b)
:
Series 2020-10A, Class A2A,
(LIBOR USD 3 Month + 2.50%),
2.75%, 07/15/33 .......... 650 649,993
Series 2020-10A, Class A2B,
(LIBOR USD 3 Month + 3.00%),
3.25%, 07/15/33 .......... 650 651,772
RR 11 Ltd., Series 2020-11A, Class
A2, (LIBOR USD 3 Month + 2.10%),
2.28%, 10/15/31
(b)
........... 300 299,999
RR 2 Ltd., Series 2017-2A, Class A2,
(LIBOR USD 3 Month + 1.60%),
1.87%, 10/15/29
(b)
........... 402 393,056
TICP CLO XV Ltd., Series 2020-15A,
Class A, (LIBOR USD 3 Month +
1.28%), 2.92%, 04/20/33
(b)
..... 583 581,948
Trestles CLO III Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month +
1.33%), 1.60%, 01/20/33
(b)
..... 870 868,575
Whitebox CLO I Ltd., Series 2019-1A,
Class ANA, (LIBOR USD 3 Month +
1.41%), 1.67%, 07/24/32
(b)
..... 253 249,802
Whitebox CLO II Ltd.
(b)
:
Series 2020-2A, Class A1, (LIBOR
USD 3 Month + 1.75%), 1.99%,
10/24/31 ............... 450 449,091
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.49%,
10/24/31 ............... 300 295,921
York CLO 1 Ltd., Series 2014-1A,
Class BRR, (LIBOR USD 3 Month +
1.65%), 1.91%, 10/22/29
(b)
..... 256 252,425
Security Par (000) Value
Cayman Islands (continued)
York CLO-3 Ltd., Series 2016-1A, Class
BR, (LIBOR USD 3 Month + 1.75%),
2.02%, 10/20/29
(b)
........... USD 725 $ 712,534
York CLO-6 Ltd., Series 2019-1A, Class
A1, (LIBOR USD 3 Month + 1.35%),
1.61%, 07/22/32
(b)
........... 1,094 1,091,031
31,367,673
Ireland — 0.0%
(a)
Aqueduct European CLO 4 DAC,
Series 2019-4A, Class B1,
(EURIBOR 3 Month + 1.80%),
1.80%, 07/15/32
(b)
........... EUR 250 292,844
Aqueduct European CLO DAC, Series
2019-4X, Class B1, (EURIBOR 3
Month + 1.80%), 1.80%, 07/15/32 207 242,475
Arbour CLO II DAC, Series 2014-2X,
Class B2R, (EURIBOR 3 Month +
1.50%), 1.50%, 05/15/30 ....... 125 145,686
Cairn CLO XII DAC, Series 2020-12A,
Class B, (EURIBOR 3 Month +
2.30%), 2.30%, 04/15/33
(b)(c)
.... 260 305,599
CIFC European Funding CLO II DAC,
Series 2X, Class B1, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/33 207 237,392
Harvest CLO XVIII DAC, Series 18X,
Class B, (EURIBOR 3 Month +
1.20%), 1.20%, 10/15/30 ....... 231 266,311
Holland Park CLO DAC, Series 1X,
Class A1RR, (EURIBOR 3 Month +
0.92%), 0.92%, 11/14/32 ....... 135 157,295
Invesco Euro CLO II DAC, Series 2X,
Class B1, (EURIBOR 3 Month +
1.80%), 1.80%, 08/15/32 ....... 207 242,622
OAK Hill European Credit Partners
V Designated Activity Co., Series
2016-5X, Class B1, (EURIBOR 3
Month + 1.55%), 1.55%, 02/21/30 259 302,226
OAK Hill European Credit Partners
VI DAC, Series 2017-6X, Class
B1, (EURIBOR 3 Month + 1.20%),
1.20%, 01/20/32 ............ 160 183,736
OCP Euro CLO DAC, Series 2017-2X,
Class B, (EURIBOR 3 Month +
1.35%), 1.35%, 01/15/32 ....... 268 311,264
Rockford Tower Europe CLO DAC,
Series 2018-1X, Class B, (EURIBOR
3 Month + 1.85%), 1.85%, 12/20/31 207 242,887
RRE 2 Loan Management DAC, Series
2A, Class B, (EURIBOR 3 Month +
1.80%), 1.80%, 01/15/32
(b)
..... 285 334,384
Sound Point Euro CLO II Funding DAC,
Series 2X, Class A, (EURIBOR 3
Month + 1.11%), 1.11%, 10/26/32 . 260 305,076
Voya Euro CLO II DAC, Series 2X,
Class B1, (EURIBOR 3 Month +
1.90%), 1.90%, 07/15/32 ....... 109 127,408
3,697,205
Netherlands — 0.0%
(a)
Ares European CLO X BV, Series 10X,
Class B1, (EURIBOR 3 Month +
1.70%), 1.70%, 10/15/31 ....... 102 118,691
Ares European CLO XI BV, Series 11X,
Class B1, (EURIBOR 3 Month +
1.85%), 1.85%, 04/15/32 ....... 207 241,993

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Netherlands (continued)
Avoca CLO XVII DAC, Series 17A,
Class B1R, (EURIBOR 3 Month +
1.70%), 1.70%, 10/15/32
(b)
..... EUR 250 $ 294,799
Avoca CLO XVII Designated Activity
Co., Series 17X, Class AR,
(EURIBOR 3 Month + 0.96%),
0.96%, 10/15/32 ............ 142 165,974
821,457
United States — 0.3%
Battalion CLO 18 Ltd.
(a)(b)
:
Series 2020-18A, Class A1, (LIBOR
USD 3 Month + 1.80%), 2.03%,
10/15/32 ............... USD 449 449,017
Series 2020-18A, Class B, (LIBOR
USD 3 Month + 2.30%), 0.00%,
10/15/32 ............... 449 449,026
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(b)
................ 2,050 2,056,811
Navient Private Education Refi Loan
Trust, Series 2019-A, Class A2A,
3.42%, 01/15/43
(b)
........... 797 834,268
SLM Private Credit Student Loan
Trust
(a)
:
Series 2005-B, Class A4, (LIBOR
USD 3 Month + 0.33%), 0.58%,
06/15/39 ............... 1,526 1,446,101
Series 2006-A, Class A5, (LIBOR
USD 3 Month + 0.29%), 0.54%,
06/15/39 ............... 2,316 2,203,165
Series 2007-A, Class A4A, (LIBOR
USD 3 Month + 0.24%), 0.55%,
12/16/41 ............... 2,457 2,361,487
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (LIBOR
USD 1 Month + 4.75%), 4.90%,
10/15/41
(a)(b)
............... 5,643 6,149,933
SMB Private Education Loan Trust
(b)
:
Series 2019-A, Class A2A, 3.44%,
07/15/36 ............... 2,093 2,204,449
Series 2020-BA, Class B, 2.76%,
07/15/53 ............... 1,330 1,323,281
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 3.69%,
06/15/48
(b)(c)
............... 1,333 1,387,818
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 3.34%,
08/25/47
(b)
................ 617 635,749
21,501,105
Total Asset-Backed Securities — 0.7%
(Cost: $56,069,461) .............................. 57,387,440
Shares
Common Stocks — 63.3%
Argentina — 0.0%
(d)
Globant SA .................. 9,310 1,668,538
MercadoLibre , Inc. ............. 88 95,258
1,763,796
Australia — 0.3%
BHP Group Ltd. ............... 12,287 317,417
BHP Group plc ............... 106,483 2,271,725
Brambles Ltd. ................ 24,758 187,989
CSL Ltd. .................... 333 68,787
Security Shares Value
Australia (continued)
Glencore plc
(d)
................ 11,629 $ 24,109
Goodman Group .............. 8,027 103,929
Newcrest Mining Ltd. ........... 159,339 3,613,160
Quintis HoldCo Pty. Ltd. (Acquired
10/22/18, cost $5,761,227)
(c)(d)(e)*
.. 9,827,224 11,473,161
Rio Tinto Ltd. ................ 2,575 175,876
Rio Tinto plc ................. 39,116 2,353,707
Wesfarmers Ltd. .............. 10,698 341,954
20,931,814
Brazil — 0.0%
B3 SA - Brasil Bolsa Balcao ....... 29,332 287,893
Banco do Brasil SA
(d)
........... 15,511 82,031
Banco Santander Brasil SA
(d)
...... 12,923 64,202
Centrais Eletricas Brasileiras SA .... 7,242 39,293
Engie Brasil Energia SA ......... 42,666 307,465
Vale SA, ADR
(f)
............... 137,298 1,452,613
2,233,497
Canada — 0.7%
Barrick Gold Corp. ............. 223,006 6,263,696
Brookfield Asset Management, Inc.,
Class A .................. 3,381 111,875
CGI, Inc.
(d)
.................. 508 34,481
Constellation Software, Inc. ....... 139 154,458
Enbridge, Inc. ................ 1,394,212 40,730,612
Fairfax Financial Holdings Ltd. ..... 593 174,620
Loblaw Cos. Ltd. .............. 5,357 280,533
Magna International, Inc. ......... 1,079 49,374
Manulife Financial Corp. ......... 5,453 75,843
Nutrien Ltd. .................. 2,266 88,850
Restaurant Brands International, Inc. 2,669 153,299
Shopify, Inc., Class A
(d)
.......... 197 201,459
TC Energy Corp. .............. 382 16,037
Thomson Reuters Corp. ......... 2,915 232,622
Wheaton Precious Metals Corp. .... 140,366 6,886,794
55,454,553
Chile — 0.0%
Cia Cervecerias Unidas SA, ADR
(f)
.. 17,340 224,900
China — 2.2%
AAC Technologies Holdings, Inc. ... 248,500 1,351,975
Agile Group Holdings Ltd. ........ 50,000 65,875
Aier Eye Hospital Group Co. Ltd., Class
A ...................... 351,063 2,670,998
Alibaba Group Holding Ltd.
(d)
...... 70,700 2,595,476
Alibaba Group Holding Ltd., ADR
(d)
.. 78,173 22,981,299
Amoy Diagnostics Co. Ltd., Class A . 111,950 1,267,152
Anhui Conch Cement Co. Ltd., Class H 17,500 121,210
Anhui Gujing Distillery Co. Ltd., Class B 6,200 69,037
ANTA Sports Products Ltd. ....... 260,000 2,713,470
Asymchem Laboratories Tianjin Co.
Ltd., Class A ............... 50,187 1,956,253
Autobio Diagnostics Co. Ltd., Class A 78,200 1,864,855
Baidu, Inc., ADR
(d)
............. 1,877 237,609
Brilliance China Automotive Holdings
Ltd. ..................... 1,084,000 1,024,446
BYD Co. Ltd., Class A ........... 100,300 1,730,398
China CITIC Bank Corp. Ltd., Class H 157,000 60,844
China Feihe Ltd.
(b)
............. 121,000 282,889
China Galaxy Securities Co. Ltd., Class
H ...................... 130,500 73,862
China Merchants Bank Co. Ltd., Class
H ...................... 408,500 1,938,502
China Mobile Ltd. .............. 81,500 523,172
China National Building Material Co.
Ltd., Class H ............... 152,000 193,716

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
China (continued)
China Oilfield Services Ltd., Class H . 568,000 $ 397,540
China Resources Cement Holdings Ltd. 128,000 175,968
China Resources Pharmaceutical
Group Ltd.
(b)
............... 155,000 79,930
China Resources Power Holdings Co.
Ltd. ..................... 146,000 161,930
China Telecom Corp. Ltd., Class H .. 1,372,000 412,214
China Unicom Hong Kong Ltd. ..... 304,000 199,543
CNOOC Ltd. ................. 101,000 97,150
Contemporary Amperex Technology
Co. Ltd., Class A ............ 107,200 3,331,361
Country Garden Services Holdings Co.
Ltd. ..................... 27,321 177,436
CRRC Corp. Ltd., Class H ........ 519,000 207,880
Dali Foods Group Co. Ltd.
(b)
....... 208,500 127,695
Ganfeng Lithium Co. Ltd., Class H
(b)
. 73,600 363,056
Glodon Co. Ltd., Class A ......... 182,490 1,970,312
Gree Electric Appliances, Inc. of
Zhuhai, Class A ............. 158,400 1,252,134
Guangdong Marubi Biotechnology Co.
Ltd., Class A ............... 107,000 1,021,437
Guangzhou Automobile Group Co. Ltd.,
Class A .................. 520,694 733,695
Guangzhou Automobile Group Co. Ltd.,
Class H .................. 1,168,000 979,822
Guangzhou Baiyun International Airport
Co. Ltd., Class A ............ 1,028,700 2,071,213
Haidilao International Holding Ltd.
(b)
. 195,000 1,412,916
Haier Smart Home Co. Ltd., Class A . 324,699 1,049,809
Haitong Securities Co. Ltd., Class H . 149,600 127,934
Hangzhou Hikvision Digital Technology
Co. Ltd., Class A ............ 778,300 4,398,211
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 348,500 1,688,493
Hangzhou Tigermed Consulting Co.
Ltd., Class A ............... 72,438 1,103,828
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(b)(d)
............ 109,700 1,562,684
Han's Laser Technology Industry Group
Co. Ltd., Class A ............ 401,790 1,960,043
Hansoh Pharmaceutical Group Co.
Ltd.
(b)(d)
................... 104,000 508,314
Hengan International Group Co. Ltd. . 21,000 153,721
Huazhu Group Ltd., ADR
(f)
........ 59,347 2,566,164
Hundsun Technologies, Inc., Class A . 69,924 1,021,718
Industrial & Commercial Bank of China
Ltd., Class H ............... 2,851,000 1,485,074
Inner Mongolia Yili Industrial Group Co.
Ltd., Class A ............... 242,395 1,381,592
Inspur Electronic Information Industry
Co. Ltd., Class A ............ 179,300 808,329
JD.com, Inc., ADR
(d)
............ 7,967 618,319
Jiangxi Copper Co. Ltd., Class H ... 75,000 84,335
KE Holdings, Inc., ADR
(d)
......... 62,779 3,848,353
Kingdee International Software Group
Co. Ltd.
(d)
................. 2,448,000 6,385,127
Kunlun Energy Co. Ltd. .......... 102,000 67,353
Kweichow Moutai Co. Ltd., Class A .. 7,600 1,876,617
Lenovo Group Ltd. ............. 194,000 128,266
Li Auto, Inc., ADR
(d)(f)
............ 256,675 4,463,578
Meituan Dianping , Class B
(d)
...... 75,600 2,381,499
Momo , Inc., ADR
(f)
............. 16,035 220,642
NetEase , Inc., ADR ............ 7,641 3,474,133
New Oriental Education & Technology
Group, Inc., ADR
(d)
........... 12,241 1,830,029
Offcn Education Technology Co. Ltd.,
Class A .................. 13,600 65,607
Security Shares Value
China (continued)
PICC Property & Casualty Co. Ltd.,
Class H .................. 314,000 $ 220,572
Ping An Insurance Group Co. of China
Ltd., Class A ............... 156,400 1,765,638
Poly Property Services Co. Ltd. .... 2,600 20,331
Prosus NV
(d)
................. 968 89,349
Shanghai International Airport Co. Ltd.,
Class A .................. 215,990 2,201,733
Shenzhen Goodix Technology Co. Ltd.,
Class A .................. 1,900 44,333
Shenzhen Inovance Technology Co.
Ltd., Class A ............... 208,300 1,787,875
Silergy Corp. ................. 47,000 2,786,485
Sun Art Retail Group Ltd. ........ 98,000 108,805
Tencent Holdings Ltd. ........... 611,900 41,329,800
Tingyi Cayman Islands Holding Corp. 160,000 283,311
Trip.com Group Ltd., ADR
(d)
....... 118,062 3,676,451
Venus MedTech Hangzhou, Inc., Class
H
(b)(d)(f)
................... 210,000 2,241,424
Venustech Group, Inc., Class A .... 361,796 1,850,435
Vipshop Holdings Ltd., ADR
(d)(f)
..... 10,489 164,048
Want Want China Holdings Ltd. .... 1,705,000 1,191,419
Wuhan Raycus Fiber Laser
Technologies Co. Ltd., Class A ... 189,886 1,749,142
Wuhu Sanqi Interactive Entertainment
Network Technology Group Co. Ltd.,
Class A .................. 18,500 108,775
WuXi AppTec Co. Ltd., Class A ..... 78,735 1,184,260
Wuxi Biologics Cayman, Inc.
(b)(d)
.... 97,500 2,389,537
Xinjiang Goldwind Science &
Technology Co. Ltd., Class H .... 23,000 20,236
Yifeng Pharmacy Chain Co. Ltd., Class
A ...................... 146,680 2,152,000
Yihai International Holding Ltd.
(d)
.... 86,000 1,350,804
Yonyou Network Technology Co. Ltd.,
Class A .................. 197,414 1,117,374
Yum China Holdings, Inc. ........ 55,929 2,961,441
Zhejiang Century Huatong Group Co.
Ltd., Class A
(d)
.............. 69,700 98,291
177,049,911
Denmark — 0.1%
AP Moller - Maersk A/S, Class A .... 58 84,900
AP Moller - Maersk A/S, Class B .... 136 215,000
DSV Panalpina A/S ............ 46,542 7,549,260
Genmab A/S
(d)
................ 4,850 1,760,092
9,609,252
Finland — 0.3%
Fortum OYJ ................. 4,955 100,181
Neste OYJ .................. 422,027 22,223,830
Nokia OYJ
(d)
................. 315,721 1,235,687
23,559,698
France — 2.3%
Arkema SA .................. 143,833 15,249,786
AXA SA .................... 10,225 189,244
BNP Paribas SA
(d)
............. 68,174 2,466,164
Carrefour SA ................. 24,233 387,221
Cie de Saint-Gobain
(d)
........... 54,005 2,262,117
Danone SA .................. 634,597 41,106,055
Engie SA
(d)
.................. 10,041 134,183
EssilorLuxottica SA
(d)
........... 144,751 19,705,883
Kering SA ................... 9,431 6,255,986
LVMH Moet Hennessy Louis Vuitton SE 43,410 20,311,571
Orange SA .................. 14,031 146,141
Pernod Ricard SA ............. 8,809 1,404,471
Safran SA
(d)
................. 335,621 33,020,789

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
France (continued)
Sanofi ..................... 389,397 $ 39,022,192
Schneider Electric SE ........... 2,548 316,714
Societe Generale SA
(d)
.......... 102,287 1,357,750
Vivendi SA .................. 12,428 347,100
183,683,367
Germany — 2.1%
adidas AG
(d)
................. 123,908 40,015,126
Bayer AG (Registered) .......... 4,694 289,590
Daimler AG (Registered) ......... 2,040 110,048
Deutsche Boerse AG ........... 2,941 515,617
Deutsche Post AG (Registered) .... 11,757 533,481
Deutsche Telekom AG (Registered) . 2,005,323 33,388,722
Evonik Industries AG ........... 10,513 271,960
Fresenius SE & Co. KGaA ........ 3,282 149,247
Henkel AG & Co. KGaA ......... 1,030 96,334
Infineon Technologies AG ........ 101,752 2,867,961
Siemens AG (Registered) ........ 583,156 73,646,252
Siemens Energy AG
(d)
........... 291,578 7,862,795
Vonovia SE .................. 80,864 5,543,469
165,290,602
Hong Kong — 0.8%
AIA Group Ltd. ............... 4,020,000 39,959,192
CK Infrastructure Holdings Ltd. ..... 240,500 1,128,620
CLP Holdings Ltd. ............. 171,000 1,596,671
Hang Lung Properties Ltd. ........ 1,094,000 2,788,130
HKT Trust & HKT Ltd.
(g)
.......... 1,091,000 1,448,092
Hysan Development Co. Ltd. ...... 263,000 790,949
Jardine Matheson Holdings Ltd. .... 40,200 1,598,014
Sun Hung Kai Properties Ltd. ...... 1,049,083 13,519,036
WH Group Ltd.
(b)
.............. 1,663,000 1,356,521
64,185,225
India — 0.5%
HDFC Asset Management Co. Ltd.
(b)
. 1,665 51,418
Hindustan Unilever Ltd. .......... 4,113 115,587
NTPC Ltd. .................. 88,217 102,067
Petronet LNG Ltd. ............. 255,156 764,496
Reliance Industries Ltd. ......... 1,225,845 35,929,902
Vedanta Ltd. ................. 94,708 176,662
Wipro Ltd. ................... 9,299 39,573
Zee Entertainment Enterprises Ltd. .. 522,437 1,485,049
38,664,754
Indonesia — 0.0%
Bank Central Asia Tbk . PT ........ 1,156,200 2,110,534
Italy — 1.6%
Enel SpA ................... 7,417,462 64,353,274
Intesa Sanpaolo SpA ........... 7,703,001 14,492,580
RAI Way SpA
(b)
............... 1,325,900 8,417,683
Snam SpA .................. 545,645 2,806,129
UniCredit SpA
(d)
............... 4,436,305 36,653,754
126,723,420
Japan — 2.2%
Aisin Seiki Co. Ltd. ............. 700 22,396
Ajinomoto Co., Inc. ............. 1,038,800 21,290,248
Asahi Kasei Corp. ............. 15,000 130,854
Astellas Pharma, Inc. ........... 1,489,865 22,208,817
Canon, Inc. .................. 20,200 335,048
East Japan Railway Co. ......... 190,151 11,694,044
Eisai Co. Ltd. ................ 700 63,933
FamilyMart Co. Ltd. ............ 4,600 103,662
FUJIFILM Holdings Corp. ........ 2,600 128,159
Fujitsu Ltd. .................. 700 95,632
Hitachi Ltd. .................. 5,600 189,613
Security Shares Value
Japan (continued)
Honda Motor Co. Ltd. ........... 3,000 $ 71,242
Hoya Corp. .................. 229,574 25,922,654
KDDI Corp.
(f)
................. 163,700 4,117,310
Keyence Corp. ............... 11,000 5,142,272
Maeda Road Construction Co. Ltd. .. 27,200 498,164
Marubeni Corp. ............... 17,900 101,626
Mitsubishi Corp. ............... 7,900 189,089
Mitsubishi Estate Co. Ltd. ........ 257,700 3,903,539
Mitsubishi Heavy Industries Ltd. .... 18,200 402,961
Murata Manufacturing Co. Ltd.
(f)
.... 236,984 15,410,399
NEC Corp. .................. 2,000 116,988
Nexon Co. Ltd. ............... 1,200 29,932
Nintendo Co. Ltd. .............. 200 113,338
Nippon Telegraph & Telephone Corp. 169,020 3,450,827
Nomura Holdings, Inc. .......... 4,900 22,393
NTT Data Corp. ............... 13,500 172,764
Olympus Corp. ............... 2,900 60,308
Otsuka Holdings Co. Ltd. ........ 2,600 110,150
Panasonic Corp. .............. 17,000 144,807
Rakuten , Inc. ................ 14,100 152,040
Sekisui House Ltd. ............. 4,500 79,743
Seven & i Holdings Co. Ltd. ....... 9,400 292,059
Shin-Etsu Chemical Co. Ltd. ...... 210,534 27,549,286
Shionogi & Co. Ltd. ............ 1,700 90,991
Shiseido Co. Ltd. .............. 1,300 75,257
Sompo Holdings, Inc. ........... 3,300 113,926
Subaru Corp.
(f)
................ 582,864 11,315,054
Sumitomo Electric Industries Ltd. ... 3,000 33,772
Suzuki Motor Corp. ............ 405,489 17,370,282
Tokyo Electron Ltd. ............ 600 156,753
173,472,332
Mexico — 0.0%
Fomento Economico Mexicano SAB de
CV ..................... 23,700 133,122
Grupo Bimbo SAB de CV ........ 106,772 198,657
Wal-Mart de Mexico SAB de CV .... 15,865 37,963
369,742
Netherlands — 2.7%
Adyen NV
(b)(d)(f)
................ 11,028 20,340,972
Akzo Nobel NV ............... 464,665 46,963,929
ASML Holding NV
(f)
............ 118,512 43,775,147
ING Groep NV ................ 5,172,194 36,913,269
Koninklijke Philips NV
(d)
.......... 758,818 35,830,736
NXP Semiconductors NV ........ 253,759 31,671,661
Royal Dutch Shell plc, Class A ..... 4,788 59,770
Royal Dutch Shell plc, Class B ..... 9,347 113,352
215,668,836
Poland — 0.0%
Polski Koncern Naftowy ORLEN SA . 6,989 82,946
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 92,577 1,488,673
Singapore — 0.3%
CapitaLand Ltd. ............... 6,490,650 12,977,168
ComfortDelGro Corp. Ltd. ........ 1,017,400 1,057,356
DBS Group Holdings Ltd. ........ 157,900 2,321,344
Singapore Telecommunications Ltd. . 233,800 365,914
United Overseas Bank Ltd. ....... 279,400 3,935,962
20,657,744
South Africa — 0.0%
Anglo American Platinum Ltd.
(f)
..... 3,138 217,260
Anglo American plc ............ 64,907 1,570,334
AngloGold Ashanti Ltd. .......... 5,412 141,576

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
South Africa (continued)
MTN Group Ltd.
(f)
.............. 72,474 $ 243,160
2,172,330
South Korea — 0.3%
Celltrion , Inc.
(d)
............... 454 99,864
Hyundai Mobis Co. Ltd. .......... 484 94,953
Kakao Corp. ................. 17,037 5,297,717
KB Financial Group, Inc. ......... 2,256 72,643
Kia Motors Corp. .............. 6,847 274,578
LG Chem Ltd. ................ 12,064 6,733,761
LG Electronics, Inc. ............ 2,649 207,504
LG Uplus Corp. ............... 6,836 67,161
NCSoft Corp. ................ 4,997 3,443,600
POSCO .................... 7,326 1,226,473
Samsung Biologics Co. Ltd.
(b)(d)
.... 233 137,362
Samsung SDI Co. Ltd. .......... 6,128 2,263,796
Shinhan Financial Group Co. Ltd. ... 4,961 116,388
SK Telecom Co. Ltd. ............ 132 26,833
20,062,633
Spain — 0.3%
Cellnex Telecom SA
(b)
........... 440,842 26,760,288
Grifols SA ................... 1,788 51,414
Repsol SA .................. 48,094 324,905
Telefonica SA ................ 75,458 258,487
27,395,094
Sweden — 0.8%
Assa Abloy AB, Class B ......... 12,415 290,264
Atlas Copco AB, Class A ......... 60,379 2,878,798
Hexagon AB, Class B
(d)
.......... 82,269 6,214,026
Sandvik AB
(d)
................. 6,985 136,594
Telefonaktiebolaget LM Ericsson, Class
B ...................... 500,687 5,479,137
Volvo AB, Class B
(d)
............ 2,315,667 44,483,646
59,482,465
Switzerland — 1.3%
Alcon, Inc.
(d)
................. 5,582 316,475
Alcon, Inc.
(d)
................. 54,104 3,081,223
LafargeHolcim Ltd. (Registered)
(d)
... 2,964 134,920
Lonza Group AG (Registered) ..... 99 61,096
Nestle SA (Registered) .......... 267,113 31,789,663
Novartis AG (Registered) ........ 7,558 656,218
Roche Holding AG ............. 151,102 51,758,563
SGS SA (Registered) ........... 89 238,506
Sika AG (Registered) ........... 29,975 7,360,415
STMicroelectronics NV .......... 28,400 871,029
Straumann Holding AG (Registered) . 3,113 3,149,116
99,417,224
Taiwan — 1.1%
ASE Technology Holding Co. Ltd. ... 36,000 74,120
Asustek Computer, Inc. .......... 23,000 202,359
Cathay Financial Holding Co. Ltd. ... 984,000 1,317,314
Chunghwa Telecom Co. Ltd. ...... 480,000 1,773,944
Formosa Chemicals & Fibre Corp. .. 438,000 1,031,375
Formosa Petrochemical Corp. ..... 234,000 649,350
Formosa Plastics Corp. .......... 388,000 1,060,059
Fubon Financial Holding Co. Ltd. ... 1,015,000 1,476,941
Hon Hai Precision Industry Co. Ltd. .. 547,960 1,473,197
MediaTek , Inc. ................ 77,000 1,631,551
Nan Ya Plastics Corp. ........... 531,000 1,097,631
Nanya Technology Corp. ......... 87,000 174,855
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 4,762,000 71,639,901
Uni -President Enterprises Corp. .... 783,000 1,695,790
United Microelectronics Corp. ..... 542,000 534,617
Security Shares Value
Taiwan (continued)
Yageo Corp. ................. 173,000 $ 2,124,327
87,957,331
Thailand — 0.1%
Advanced Info Service PCL ....... 303,600 1,644,754
Intouch Holdings PCL, Class F ..... 975,000 1,582,627
Thai Beverage PCL ............ 1,152,100 512,602
3,739,983
Turkey — 0.0%
BIM Birlesik Magazalar A/S ....... 5,897 52,874
Tupras Turkiye Petrol Rafinerileri A/S
(d)
23,672 242,856
295,730
United Arab Emirates — 0.0%
NMC Health plc
(c)(d)
............. 365,939 5
United Kingdom — 1.5%
AstraZeneca plc .............. 11,406 1,246,271
Berkeley Group Holdings plc ...... 77,147 4,205,496
Coca-Cola European Partners plc ... 564 21,889
Diageo plc .................. 18,121 622,433
Experian plc ................. 750 28,181
Fiat Chrysler Automobiles NV
(d)
.... 6,520 80,032
GlaxoSmithKline plc ............ 11,979 224,576
HSBC Holdings plc ............ 50,487 197,518
Legal & General Group plc ....... 66,170 161,419
RELX plc ................... 224,241 4,991,173
THG Holdings Ltd.
(d)
............ 3,603,079 27,811,712
Unilever NV ................. 563,754 34,235,301
Unilever plc .................. 292,130 18,010,761
Vodafone Group plc ............ 21,505,693 28,504,307
120,341,069
United States — 41.7%
Abbott Laboratories ............ 350,542 38,149,486
AbbVie, Inc. ................. 468,575 41,042,484
Adobe, Inc.
(d)
................. 31,828 15,609,406
Advanced Micro Devices, Inc.
(d)
.... 1,369 112,244
Agilent Technologies, Inc. ........ 262,423 26,488,978
Air Products & Chemicals, Inc. ..... 194,365 57,893,559
Akamai Technologies, Inc.
(d)
....... 22,324 2,467,695
Alaska Air Group, Inc. ........... 19,401 710,659
Alexion Pharmaceuticals, Inc.
(d)
.... 15,145 1,733,042
Allstate Corp. (The) ............ 3,255 306,426
Alphabet, Inc., Class C
(d)
......... 74,891 110,059,814
Altair Engineering, Inc., Class A
(d)
... 108,985 4,575,190
Altria Group, Inc. .............. 1,700 65,688
Amazon.com, Inc.
(d)(h)
........... 49,665 156,381,675
American Electric Power Co., Inc. ... 2,711 221,570
American Tower Corp. .......... 24,130 5,832,945
American Water Works Co., Inc. .... 23,473 3,400,768
Amgen, Inc. ................. 461 117,168
Analog Devices, Inc. ............ 9,467 1,105,178
Anthem, Inc. ................. 151,588 40,715,021
Aon plc, Class A .............. 1,259 259,732
Apellis Pharmaceuticals, Inc.
(d)
..... 43,236 1,304,430
Apple, Inc.
(h)
................. 1,452,886 168,258,728
Applied Materials, Inc. .......... 562,770 33,456,676
Aptiv plc .................... 325,856 29,874,478
Atlassian Corp. plc, Class A
(d)
...... 18,796 3,416,925
Autodesk, Inc.
(d)
............... 110,346 25,491,029
Automatic Data Processing, Inc. .... 293 40,871
AutoZone, Inc.
(d)
.............. 262 308,542
Bank of America Corp. .......... 1,823,344 43,924,357
Bank of New York Mellon Corp. (The) 8,793 301,952
Baxter International, Inc. ......... 41,130 3,307,675
Becton Dickinson and Co. ........ 108,117 25,156,664

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
United States (continued)
Berkshire Hathaway, Inc., Class B
(d)
. 48,858 $ 10,403,823
BioMarin Pharmaceutical, Inc.
(d)
.... 21,111 1,606,125
Booking Holdings, Inc.
(d)
......... 93 159,093
Boston Scientific Corp.
(d)
......... 480,601 18,363,764
Bristol-Myers Squibb Co. ......... 442,178 26,658,912
Broadcom, Inc. ............... 7,261 2,645,328
Cadence Design Systems, Inc.
(d)
... 44,250 4,718,377
Capital One Financial Corp. ....... 602,145 43,270,140
Cardinal Health, Inc. ............ 6,228 292,405
Cerner Corp. ................. 3,576 258,509
CH Robinson Worldwide, Inc.
(f)
..... 44,857 4,583,937
Charles Schwab Corp. (The) ...... 335,103 12,140,782
Charter Communications, Inc., Class
A
(d)(f)
.................... 92,930 58,019,916
Chubb Ltd. .................. 112,472 13,060,249
Ciena Corp.
(d)
................ 9,664 383,564
Cigna Corp. ................. 1,487 251,913
Citigroup, Inc. ................ 348,042 15,004,091
Clorox Co. (The) .............. 234 49,180
CME Group, Inc. .............. 1,887 315,714
Cognizant Technology Solutions Corp.,
Class A .................. 1,714 118,986
Colgate-Palmolive Co. .......... 73,625 5,680,169
Comcast Corp., Class A ......... 1,457,439 67,421,128
Constellation Brands, Inc., Class A .. 1,284 243,331
Corteva , Inc. ................. 2,638 76,001
Costco Wholesale Corp. ......... 61,099 21,690,145
Crowdstrike Holdings, Inc., Class A
(d)
. 75,900 10,422,588
Crown Castle International Corp. ... 2,386 397,269
Cummins, Inc. ................ 447 94,389
Dell Technologies, Inc., Class C
(d)
... 234,143 15,849,140
DexCom , Inc.
(d)
............... 4,919 2,027,759
Dollar General Corp. ........... 943 197,672
Dollar Tree, Inc.
(d)
.............. 1,588 145,048
DR Horton, Inc. ............... 670,172 50,685,108
Eaton Corp. plc ............... 3,705 378,021
eBay, Inc. ................... 11,084 577,476
Edwards Lifesciences Corp.
(d)
..... 99,222 7,919,900
Electronic Arts, Inc.
(d)
........... 2,678 349,238
Eli Lilly & Co. ................ 1,904 281,830
Emerson Electric Co. ........... 487,277 31,950,753
EPAM Systems, Inc.
(d)
........... 7,529 2,433,975
Epic Games, Inc.
(c)(d)
............ 14,282 8,212,150
Exelon Corp. ................. 2,470 88,327
Facebook, Inc., Class A
(d)
........ 139,164 36,447,052
FedEx Corp. ................. 1,292 324,964
Ferguson plc ................. 43,522 4,379,640
FirstEnergy Corp. ............. 7,301 209,612
Fiserv, Inc.
(d)
................. 1,059 109,130
Fortinet, Inc.
(d)
................ 38,060 4,483,849
Fortive Corp. ................. 464,296 35,383,998
Fortune Brands Home & Security, Inc. 46,285 4,004,578
Freeport-McMoRan, Inc. ......... 418,098 6,539,053
Gilead Sciences, Inc. ........... 204,392 12,915,530
Global Payments, Inc. .......... 155,891 27,683,124
Goldman Sachs Group, Inc. (The) .. 2,558 514,081
GoodRx Holdings, Inc., Class A
(d)(f)
.. 39,712 2,207,987
Guardant Health, Inc.
(d)
.......... 43,389 4,850,022
HCA Healthcare, Inc. ........... 278,757 34,755,423
Hess Corp. .................. 102,880 4,210,878
Hewlett Packard Enterprise Co. .... 44,364 415,691
Home Depot, Inc. (The) ......... 154,483 42,901,474
HP, Inc. .................... 18,154 344,744
Humana, Inc. ................ 3,868 1,600,927
iHeartMedia , Inc.
(d)
............. 3,761 30,539
Illinois Tool Works, Inc. .......... 274 52,940
Security Shares Value
United States (continued)
Illumina, Inc.
(d)
................ 4,685 $ 1,448,040
Incyte Corp.
(d)
................ 1,127 101,137
Inphi Corp.
(d)
................. 4,801 538,912
Insulet Corp.
(d)
................ 5,860 1,386,417
Intel Corp. .................. 36,470 1,888,417
International Flavors & Fragrances,
Inc.
(f)
.................... 256,078 31,356,751
Intuit, Inc. ................... 1,491 486,379
Intuitive Surgical, Inc.
(d)
.......... 15,027 10,662,258
Iovance Biotherapeutics , Inc.
(d)
..... 30,352 999,188
IQVIA Holdings, Inc.
(d)
........... 3,109 490,072
Jawbone Health Hub, Inc. (Acquired
01/24/17, cost $0)
(c)(d)(e)
........ 301,223 3
JBS SA .................... 278,966 1,027,762
Johnson & Johnson ............ 391,268 58,251,980
JPMorgan Chase & Co. ......... 690,613 66,485,314
Kinder Morgan, Inc. ............ 21,897 269,990
Kraft Heinz Co. (The) ........... 1,681 50,346
Kroger Co. (The) .............. 5,840 198,034
L3Harris Technologies, Inc. ....... 367,330 62,387,327
Lennar Corp., Class A ........... 188,700 15,413,016
Liberty Broadband Corp., Class C
(d)
. 6,030 861,506
Liberty Media Corp.-Liberty SiriusXM ,
Class A
(d)
................. 192,630 6,389,537
Liberty Media Corp.-Liberty SiriusXM ,
Class C
(d)
................. 339,546 11,232,182
Live Nation Entertainment, Inc.
(d)
... 18,589 1,001,575
Lookout, Inc. (Acquired 03/04/15, cost
$936,169)
(c)(d)(e)
............. 73,943 387,461
Lowe's Cos., Inc. .............. 332,061 55,075,637
Madison Square Garden Sports Corp.
(d)
824 123,996
Marsh & McLennan Cos., Inc. ..... 358,681 41,140,711
Marvell Technology Group Ltd. ..... 209,364 8,311,751
Masco Corp. ................. 118,195 6,516,090
Mastercard , Inc., Class A ......... 212,066 71,714,359
McDonald's Corp. ............. 195,943 43,007,529
McKesson Corp. .............. 565 84,145
Medtronic plc ................ 5,723 594,734
Merck & Co., Inc. .............. 500,654 41,529,249
MGM Resorts International ....... 30,078 654,196
Microchip Technology, Inc.
(f)
....... 179,575 18,453,127
Micron Technology, Inc.
(d)
........ 239,287 11,236,918
Microsoft Corp.
(h)
.............. 772,310 162,439,962
Mondelez International, Inc., Class A . 74,799 4,297,203
MongoDB, Inc.
(d)(f)
............. 7,609 1,761,560
Moody's Corp. ................ 613 177,678
Morgan Stanley
(f)
.............. 1,303,252 63,012,234
Motorola Solutions, Inc. ......... 44,900 7,040,769
MSCI, Inc. .................. 155 55,301
Netflix, Inc.
(d)
................. 545 272,516
Nevro Corp.
(d)
................ 8,928 1,243,670
New Relic, Inc.
(d)(f)
............. 28,653 1,614,883
Newmont Corp. ............... 105,923 6,720,814
NextEra Energy, Inc. ........... 234,143 64,988,731
Northrop Grumman Corp. ........ 4,143 1,307,075
NortonLifeLock , Inc. ............ 121,488 2,531,810
NVIDIA Corp. ................ 75,005 40,594,206
Okta , Inc.
(d)
.................. 25,491 5,451,250
Oracle Corp. ................. 44,491 2,656,113
Otis Worldwide Corp. ........... 9,227 575,949
Palantir Technologies, Inc., Class A
(d)
373,485 3,548,109
Palantir Technologies, Inc., Class
A (Acquired 02/11/14, cost
$11,447,321)
(d)(e)
............ 1,493,941 13,482,816
Pal o Alto Networks, Inc.
(d)
........ 23,625 5,782,219
Paycom Software, Inc.
(d)
......... 8,726 2,716,404

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
United States (continued)
PayPal Holdings, Inc.
(d)
.......... 151,656 $ 29,880,782
Peloton Interactive, Inc., Class A
(d)
.. 231,449 22,968,999
PepsiCo, Inc. ................ 40,263 5,580,452
Pfizer, Inc. .................. 735,036 26,975,821
PPG Industries, Inc. ............ 320,029 39,069,140
Procter & Gamble Co. (The) ...... 2,800 389,172
Proofpoint , Inc.
(d)
.............. 17,668 1,864,857
Prudential Financial, Inc. ......... 3,323 211,077
PTC Therapeutics, Inc.
(d)
......... 14,930 697,977
PTC, Inc.
(d)(f)
................. 448,210 37,075,931
QUALCOMM, Inc. ............. 63,022 7,416,429
Raytheon Technologies Corp. ..... 770,226 44,318,804
Regeneron Pharmaceuticals, Inc.
(d)
.. 78 43,663
ResMed , Inc. ................ 16,491 2,827,052
Rockwell Automation, Inc. ........ 1,079 238,114
salesforce.com, Inc.
(d)
........... 220,390 55,388,415
Sarepta Therapeutics, Inc.
(d)
...... 13,218 1,856,204
Schlumberger Ltd. ............. 10,231 159,194
Seattle Genetics, Inc.
(d)(f)
......... 19,780 3,870,748
Sempra Energy ............... 1,828 216,362
Sensata Technologies Holding plc
(d)
. 9,520 410,693
ServiceNow , Inc.
(d)
............. 40,236 19,514,460
Sherwin-Williams Co. (The) ....... 137 95,453
Simply Good Foods Co. (The)
(d)
.... 105,004 2,315,338
Southern Co. (The) ............ 3,615 196,005
Southwest Airlines Co. .......... 41,226 1,545,975
Splunk , Inc.
(d)
................ 34,940 6,573,262
Stanley Black & Decker, Inc. ...... 1,945 315,479
Starbucks Corp. ............... 556,635 47,826,079
Stryker Corp. ................ 15,536 3,237,236
Target Corp. ................. 2,195 345,537
Tesla, Inc.
(d)
.................. 146 62,635
Thermo Fisher Scientific, Inc. ...... 77,782 34,342,309
Thor Industries, Inc. ............ 1,025 97,642
TJX Cos., Inc. (The) ............ 558,786 31,096,441
T-Mobile US, Inc.
(d)
............. 36,263 4,147,037
Toll Brothers, Inc. .............. 15,776 767,660
TransDigm Group, Inc. .......... 12,748 6,056,830
Travelers Cos., Inc. (The) ........ 33,011 3,571,460
Twilio , Inc., Class A
(d)
........... 10,569 2,611,494
Tyson Foods, Inc., Class A ....... 3,226 191,882
Uber Technologies, Inc.
(d)
........ 670,695 24,466,954
Union Pacific Corp. ............ 358,197 70,518,243
United Parcel Service, Inc., Class B . 1,603 267,108
UnitedHealth Group, Inc. ......... 256,711 80,034,788
US Bancorp ................. 163,860 5,874,381
Vail Resorts, Inc. .............. 780 166,897
VeriSign, Inc.
(d)
............... 1,477 302,563
Verizon Communications, Inc. ..... 66,287 3,943,414
Vertex Pharmaceuticals, Inc.
(d)
..... 58,676 15,966,913
Vertiv Holdings Co. (Acquired 02/04/20,
cost $17,149,150)
(d)(e)
......... 1,714,915 29,702,328
Visa, Inc., Class A ............. 50,321 10,062,690
Vistra Energy Corp. ............ 178,140 3,359,720
VMware, Inc., Class A
(d)(f)
......... 168,828 24,255,519
Walmart, Inc. ................. 262,839 36,773,804
Walt Disney Co. (The) .......... 194,074 24,080,702
Wells Fargo & Co. ............. 111,637 2,624,586
Western Digital Corp. ........... 59,015 2,156,998
Weyerhaeuser Co. ............. 109,106 3,111,703
Williams Cos., Inc. (The) ......... 3,390 66,614
Willis Towers Watson plc ......... 254 53,040
Winnebago Industries, Inc. ....... 1,608 83,085
Workday, Inc., Class A
(d)
......... 1,409 303,118
Wynn Resorts Ltd. ............. 63,046 4,527,333
Xilinx, Inc. ................... 128,440 13,388,586
Security Shares Value
United States (continued)
Yum! Brands, Inc. ............. 2,648 $ 241,762
Zillow Group, Inc., Class C
(d)(f)
..... 43,140 4,382,593
Zimmer Biomet Holdings, Inc. ..... 243 33,082
Zoetis, Inc. .................. 30,131 4,982,763
Zoom Video Communications, Inc.,
Class A
(d)
................. 311 146,204
Zscaler , Inc.
(d)
................ 37,318 5,250,269
3,287,407,694
Zambia — 0.1%
First Quantum Minerals Ltd. ....... 605,300 5,395,900
Total Common Stocks — 63.3%
(Cost: $4,064,340,408) ........................... 4,996,893,054
Pa r (000)
Corporate Bonds — 6.2%
Australia — 0.5%
(b)
FMG Resources August 2006 Pty. Ltd.:
4.75%, 05/15/22 ............ USD 140 143,325
5.13%, 03/15/23 ............ 95 99,133
5.13%, 05/15/24 ............ 144 153,720
Quintis Australia Pty. Ltd.
(c)( i )*
:
0.00%, (0.00% Cash or 8.00% PIK),
10/01/26 ............... 17,757 17,034,833
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 18,591 18,591,047
36,022,058
Brazil — 0.1%
Fibria Overseas Finance Ltd., 5.50%,
01/17/27 ................. 975 1,102,664
Itau Unibanco Holding SA, 3.25%,
01/24/25 ................. 961 979,019
Petrobras Global Finance BV:
5.30%, 01/27/25 ............ 927 1,004,752
5.60%, 01/03/31 ............ 1,876 2,003,962
5,090,397
Canada — 0.1%
(b)
1011778 BC ULC:
5.00%, 10/15/25 ............ 456 467,564
4.00%, 10/15/30 ............ 1,507 1,518,619
Brookfield Residential Properties, Inc.,
6.25%, 09/15/27 ............ 117 117,986
Kronos Acquisition Holdings, Inc.,
9.00%, 08/15/23 ............ 2,271 2,302,226
Mattamy Group Corp., 4.63%, 03/01/30 1,626 1,646,488
6,052,883
Chile — 0.0%
Falabella SA, 4.38%, 01/27/25 ..... 924 994,686
Inversiones Alsacia SA, 8.00%,
12/31/18
(b)
................ 100 2,934
997,620
China — 0.0%
China Milk Products Group Ltd., 0.00%,
01/05/12
(d)(j)(k)(l)
.............. 4,800 4,800
France — 0.1%
BNP Paribas SA, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.05%), 2.59%,
08/12/35
(a)(b)
............... 3,985 3,869,217
Greece — 0.1%
Ellaktor Value plc, 6.38%, 12/15/24
(b)
. EUR 5,554 5,554,555

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
India — 0.0%
REI Agro Ltd.
(d)(j)(k)
:
5.50%, 11/13/14
(b)
........... USD 5,549 $ 53,348
5.50%, 11/13/14
(c)
........... 2,291 —
53,348
Israel — 0.0%
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)
1,053 1,084,467
Italy — 0.0%
UniCredit SpA , (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.75%), 5.46%,
06/30/35
(a)(b)
............... 2,072 2,110,850
Japan — 0.0%
Takeda Pharmaceutical Co. Ltd.,
3.18%, 07/09/50 ............ 1,289 1,309,433
Kuwait — 0.0%
MEGlobal Canada ULC, 5.88%,
05/18/30 ................. 885 1,029,919
Luxembourg — 0.1%
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(m)
............... 7,812 7,929,180
Macau — 0.0%
(b)
MGM China Holdings Ltd.:
5.38%, 05/15/24 ............ 200 205,750
5.88%, 05/15/26 ............ 200 207,000
Wynn Macau Ltd., 4.88%, 10/01/24 .. 200 196,750
609,500
Malaysia — 0.0%
Petronas Capital Ltd., 4.55%,
04/21/50
(b)
................ 785 1,006,829
Netherlands — 0.0%
NXP BV, 3.15%, 05/01/27
(b)
....... 325 351,258
Peru — 0.0%
Hudbay Minerals, Inc., 6.13%,
04/01/29
(b)
................ 326 322,740
Orazul Energy Egenor SCA, 5.63%,
04/28/27 ................. 1,035 1,069,672
1,392,412
Singapore — 0.1%
CapitaLand Ltd., 1.95%, 10/17/23
(b)(j)
. SGD 5,250 3,787,777
South Korea — 0.0%
Clark Equipment Co., 5.88%,
06/01/25
(b)
................ USD 364 377,195
Spain — 0.0%
Banco Santander SA:
2.75%, 05/28/25 ............ 1,000 1,048,953
3.49%, 05/28/30 ............ 400 436,159
1,485,112
Switzerland — 0.1%
UBS Group AG, 4.13%, 09/24/25
(b)
.. 3,076 3,503,818
Turkey — 0.0%
Bio City Development Co. BV, 8.00%,
07/06/20
(b)(c)(d)(j)(k)*
............ 21,400 2,086,500
United Arab Emirates — 0.0%
DP World plc, 6.85%, 07/02/37 ..... 770 961,538
MDGH - GMTN BV, 3.70%, 11/07/49
(b)
947 1,059,456
2,020,994
Security Par (000) Value
United Kingdom — 0.0%
Natwest Group plc, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.35%), 3.03%,
11/28/35
(a)
................ USD 2,157 $ 2,071,971
United States — 5.0%
AbbVie, Inc., 4.25%, 11/21/49
(b)
.... 2,198 2,609,415
Acadia Healthcare Co., Inc.
(b)
:
5.50%, 07/01/28 ............ 978 1,005,885
5.00%, 04/15/29 ............ 232 235,190
Albertsons Cos., Inc.:
3.50%, 02/15/23
(b)
........... 149 151,496
5.75%, 03/15/25 ............ 554 571,478
7.50%, 03/15/26
(b)
........... 123 134,936
Allegiant Travel Co., 8.50%, 05/02/24
(b)
6,634 6,634,000
Ally Financial, Inc., 1.45%, 10/02/23 . 1,060 1,058,826
AMC Networks, Inc.:
5.00%, 04/01/24 ............ 186 190,185
4.75%, 08/01/25 ............ 148 152,987
American Tower Corp., 3.10%,
06/15/50 ................. 3,346 3,309,315
Aramark Services, Inc.:
4.75%, 06/01/26 ............ 94 95,109
5.00%, 02/01/28
(b)
........... 219 220,643
AutoNation, Inc., 4.75%, 06/01/30 ... 1,043 1,228,878
Avantor Funding, Inc., 4.63%,
07/15/28
(b)
................ 1,226 1,271,975
Avantor , Inc., 6.00%, 10/01/24
(b)
.... 290 303,050
Ball Corp., 2.88%, 08/15/30 ....... 1,057 1,045,109
Bank of America Corp.:
4.00%, 01/22/25 ............ 2,559 2,850,726
(SOFR + 2.15%), 2.59%, 04/29/31
(a)
6,485 6,899,527
Bausch Health Cos., Inc.
(b)
:
5.50%, 11/01/25 ............ 257 263,746
5.75%, 08/15/27 ............ 77 81,716
6.25%, 02/15/29 ............ 796 818,734
Becton Dickinson and Co.:
2.82%, 05/20/30 ............ 632 681,555
3.79%, 05/20/50 ............ 808 903,761
Boise Cascade Co., 4.88%, 07/01/30
(b)
262 281,650
BorgWarner, Inc., 2.65%, 07/01/27 .. 1,079 1,138,688
Boyd Gaming Corp., 8.63%, 06/01/25
(b)
495 542,659
BP Capital Markets America, Inc.,
1.75%, 08/10/30 ............ 624 619,207
Broadcom, Inc.:
4.11%, 09/15/28 ............ 573 646,200
4.15%, 11/15/30 ............ 1,526 1,714,223
Buckeye Partners LP:
4.35%, 10/15/24 ............ 409 401,331
4.13%, 03/01/25
(b)
........... 2,019 1,918,050
BY Crown Parent LLC, 4.25%,
01/31/26
(b)
................ 388 395,032
Calpine Corp., 5.13%, 03/15/28
(b)
... 456 471,960
Carrier Global Corp., 3.58%, 04/05/50
(b)
1,517 1,611,556
Cedar Fair LP:
5.38%, 04/15/27 ............ 96 95,520
5.25%, 07/15/29 ............ 94 90,240
Centene Corp.:
4.75%, 01/15/25 ............ 2,745 2,821,311
5.25%, 04/01/25
(b)
........... 210 218,242
5.38%, 06/01/26
(b)
........... 3,071 3,236,066
5.38%, 08/15/26
(b)
........... 142 150,403
4.25%, 12/15/27 ............ 470 491,822
3.00%, 10/15/30 ............ 3,269 3,335,034
Charles River Laboratories
International, Inc., 5.50%, 04/01/26
(b)
97 102,092

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
Charter Communications Operating
LLC, 2.80%, 04/01/31 ......... USD 5,487 $ 5,706,562
Cheniere Energy Partners LP:
5.25%, 10/01/25 ............ 736 752,928
5.63%, 10/01/26 ............ 210 218,400
Cheniere Energy, Inc., 4.63%,
10/15/28
(b)
................ 1,323 1,357,729
Churchill Downs, Inc., 5.50%,
04/01/27
(b)
................ 115 120,037
Citigroup, Inc., (SOFR + 3.91%),
4.41%, 03/31/31
(a)
........... 2,257 2,705,525
Clean Harbors, Inc., 4.88%, 07/15/27
(b)
101 104,787
Colfax Corp., 6.00%, 02/15/24
(b)
.... 117 121,241
Colt Merger Sub, Inc.
(b)
:
5.75%, 07/01/25 ............ 1,023 1,054,969
6.25%, 07/01/25 ............ 7,343 7,675,234
8.13%, 07/01/27 ............ 2,790 2,957,400
CommScope , Inc., 7.13%, 07/01/28
(b)
1,067 1,096,342
Community Health Systems, Inc.,
8.00%, 03/15/26
(b)
........... 1,056 1,038,048
Crown Castle International Corp.,
4.15%, 07/01/50 ............ 3,497 3,997,142
CrownRock LP, 5.63%, 10/15/25
(b)
.. 217 204,522
CSC Holdings LLC
(b)
:
5.50%, 05/15/26 ............ 1,422 1,478,880
5.38%, 02/01/28 ............ 465 491,156
4.13%, 12/01/30 ............ 3,365 3,429,776
4.63%, 12/01/30 ............ 6,539 6,588,043
3.38%, 02/15/31 ............ 1,179 1,141,567
CVS Health Corp.:
3.75%, 04/01/30 ............ 2,235 2,550,434
2.70%, 08/21/40 ............ 1,310 1,248,539
5.05%, 03/25/48 ............ 2,226 2,841,285
Darling Ingredients, Inc., 5.25%,
04/15/27
(b)
................ 96 100,800
DaVita, Inc.
(b)
:
4.63%, 06/01/30 ............ 4,871 4,989,365
3.75%, 02/15/31 ............ 10,981 10,580,743
Delta Air Lines, Inc., 4.50%, 10/20/25
(b)
1,951 2,003,389
Dow Chemical Co. (The), 3.63%,
05/15/26 ................. 1,025 1,135,032
Elanco Animal Health, Inc.
(m)
:
4.91%, 08/27/21 ............ 93 95,441
5.27%, 08/28/23 ............ 145 155,513
Emergent BioSolutions , Inc., 3.88%,
08/15/28
(b)
................ 134 134,527
Endeavor Energy Resources LP
(b)
:
5.50%, 01/30/26 ............ 93 92,302
5.75%, 01/30/28 ............ 190 190,950
Energizer Holdings, Inc.
(b)
:
4.75%, 06/15/28 ............ 701 725,465
4.38%, 03/31/29 ............ 255 257,550
Energy Transfer Operating LP, 4.05%,
03/15/25 ................. 1,462 1,536,681
ERAC USA Finance LLC, 3.80%,
11/01/25
(b)
................ 2,278 2,535,902
ESH Hospitality, Inc., 5.25%, 05/01/25
(b)
242 244,420
Exxon Mobil Corp., 3.45%, 04/15/51 . 2,554 2,806,218
Ferguson Finance plc, 3.25%,
06/02/30
(b)
................ 2,240 2,434,666
FLIR Systems, Inc., 2.50%, 08/01/30 2,193 2,244,135
Flowserve Corp., 3.50%, 10/01/30 .. 2,378 2,354,715
Ford Motor Credit Co. LLC:
5.13%, 06/16/25 ............ 827 852,844
4.13%, 08/17/27 ............ 1,457 1,416,932
Security Par (000) Value
United States (continued)
Forestar Group, Inc.
(b)
:
8.00%, 04/15/24 ............ USD 935 $ 988,762
5.00%, 03/01/28 ............ 3,483 3,517,830
Freeport-McMoRan, Inc.:
5.00%, 09/01/27 ............ 456 476,315
4.63%, 08/01/30 ............ 776 815,925
GCI LLC, 4.75%, 10/15/28
(b)
...... 480 486,005
General Electric Co., 4.35%, 05/01/50 890 907,454
General Motors Co., 6.80%, 10/01/27 1,601 1,949,926
General Motors Financial Co., Inc.:
5.20%, 03/20/23 ............ 1,515 1,643,537
2.70%, 08/20/27 ............ 2,971 2,949,389
3.60%, 06/21/30 ............ 2,210 2,288,692
Global Payments, Inc., 2.90%, 05/15/30 2,324 2,486,703
GLP Capital LP, 4.00%, 01/15/31 ... 3,024 3,148,075
Goldman Sachs Group, Inc. (The):
2.60%, 02/07/30 ............ 2,278 2,407,834
4.75%, 10/21/45 ............ 525 690,631
Graham Packaging Co., Inc., 7.13%,
08/15/28
(b)
................ 201 209,291
Great Western Petroleum LLC, 9.00%,
09/30/21
(b)
................ 1,212 705,990
H&E Equipment Services, Inc., 5.63%,
09/01/25 ................. 181 188,692
Hanesbrands, Inc., 4.63%, 05/15/24
(b)
170 176,764
HCA, Inc.:
3.50%, 09/01/30 ............ 6,743 6,870,308
5.25%, 06/15/49 ............ 1,519 1,859,470
HD Supply, Inc., 5.38%, 10/15/26
(b)
.. 145 151,676
Hilton Domestic Operating Co., Inc.,
5.13%, 05/01/26 ............ 284 292,313
Hilton Worldwide Finance LLC:
4.63%, 04/01/25 ............ 167 168,670
4.88%, 04/01/27 ............ 114 115,815
Hologic , Inc., 3.25%, 02/15/29
(b)
.... 2,866 2,883,913
Host Hotels & Resorts LP, Series I,
3.50%, 09/15/30 ............ 3,092 2,959,694
Howard Hughes Corp. (The)
(b)
:
5.38%, 03/15/25 ............ 679 689,932
5.38%, 08/01/28 ............ 2,453 2,451,749
Hughes Satellite Systems Corp.,
7.63%, 06/15/21 ............ 857 889,137
iHeartCommunications , Inc.:
6.38%, 05/01/26 ............ 5,564 5,795,949
8.38%, 05/01/27 ............ 1,927 1,898,586
5.25%, 08/15/27
(b)
........... 902 879,450
4.75%, 01/15/28
(b)
........... 759 715,318
International Business Machines Corp.:
1.95%, 05/15/30 ............ 3,594 3,707,840
2.95%, 05/15/50 ............ 1,055 1,090,057
International Game Technology plc,
6.50%, 02/15/25
(b)
........... 227 241,471
IQVIA, Inc.
(b)
:
5.00%, 10/15/26 ............ 200 209,000
5.00%, 05/15/27 ............ 211 221,248
Iron Mountain, Inc.
(b)
:
5.25%, 07/15/30 ............ 3,683 3,839,527
4.50%, 02/15/31 ............ 3,487 3,519,778
Jaguar Holding Co. II/PPD
Development LP, 5.00%, 06/15/28
(b)
250 260,938
JBS Investments II GmbH
(b)
:
7.00%, 01/15/26 ............ 200 213,500
5.75%, 01/15/28 ............ 200 208,000
JBS USA LUX SA
(b)
:
5.75%, 06/15/25 ............ 652 670,615
6.75%, 02/15/28 ............ 183 198,555

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
6.50%, 04/15/29 ............ USD 286 $ 317,451
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
................ 518 545,195
JPMorgan Chase & Co., (SOFR +
2.44%), 3.11%, 04/22/51
(a)
...... 2,914 3,127,077
KFC Holding Co., 5.25%, 06/01/26
(b)
. 456 473,784
L Brands, Inc.:
6.88%, 07/01/25
(b)
........... 765 826,200
5.25%, 02/01/28 ............ 304 294,120
6.63%, 10/01/30
(b)
........... 669 680,708
Lamar Media Corp.:
5.75%, 02/01/26 ............ 126 130,095
4.88%, 01/15/29
(b)
........... 380 395,200
Lamb Weston Holdings, Inc.
(b)
:
4.63%, 11/01/24 ............ 157 163,673
4.88%, 11/01/26 ............ 158 164,715
Lennar Corp.:
4.75%, 04/01/21 ............ 93 93,814
4.13%, 01/15/22 ............ 110 112,612
4.50%, 04/30/24 ............ 126 134,820
Level 3 Financing, Inc.:
5.25%, 03/15/26 ............ 146 151,249
4.63%, 09/15/27
(b)
........... 476 489,090
4.25%, 07/01/28
(b)
........... 6,203 6,298,030
3.63%, 01/15/29
(b)
........... 3,341 3,299,237
Life Storage LP, 2.20%, 10/15/30 ... 993 990,466
Lowe's Cos., Inc., 5.13%, 04/15/50 .. 2,020 2,787,828
Marathon Petroleum Corp., 4.70%,
05/01/25 ................. 1,959 2,213,813
Marriott International, Inc.:
4.63%, 06/15/30 ............ 470 503,345
Series GG, 3.50%, 10/15/32 .... 3,248 3,223,206
Marriott Ownership Resorts, Inc.:
6.13%, 09/15/25
(b)
........... 2,611 2,689,330
6.50%, 09/15/26 ............ 149 152,981
Masonite International Corp., 5.38%,
02/01/28
(b)
................ 249 265,542
Mauser Packaging Solutions Holding
Co., 7.25%, 04/15/25
(b)
........ 759 714,409
McDonald's Corp.:
4.45%, 09/01/48 ............ 1,960 2,440,634
4.20%, 04/01/50 ............ 2,267 2,759,157
Meritor, Inc., 6.25%, 06/01/25
(b)
.... 982 1,026,190
MGM Growth Properties Operating
Partnership LP:
5.63%, 05/01/24 ............ 207 219,478
4.63%, 06/15/25
(b)
........... 363 370,260
Michaels Stores, Inc., 8.00%,
07/15/27
(b)
................ 1,327 1,386,715
Microchip Technology, Inc., 4.33%,
06/01/23 ................. 2,153 2,317,082
Molina Healthcare, Inc., 5.38%,
11/15/22
(m)
................ 135 141,075
Morgan Stanley, (SOFR + 3.12%),
3.62%, 04/01/31
(a)
........... 3,467 3,983,513
Motorola Solutions, Inc., 2.30%,
11/15/30 .................. 2,854 2,833,222
MPT Operating Partnership LP, 5.00%,
10/15/27 ................. 267 278,401
Nationstar Mortgage Holdings, Inc.,
5.50%, 08/15/28
(b)
........... 705 704,119
Netflix, Inc., 5.50%, 02/15/22 ...... 135 141,413
Newell Brands, Inc., 4.35%, 04/01/23
(m)
262 273,863
Nexstar Broadcasting, Inc., 4.75%,
11/01/28
(b)
................ 1,082 1,102,071
Security Par (000) Value
United States (continued)
NRG Energy, Inc.:
7.25%, 05/15/26 ............ USD 196 $ 208,597
6.63%, 01/15/27 ............ 236 249,570
5.75%, 01/15/28 ............ 158 170,442
5.25%, 06/15/29
(b)
........... 142 154,425
NuStar Logistics LP, 5.75%, 10/01/25 2,875 2,969,300
Nutrition & Biosciences, Inc., 3.47%,
12/01/50
(b)
................ 2,599 2,624,151
NVIDIA Corp., 3.50%, 04/01/50 .... 1,700 1,989,474
ONEOK Partners LP, 4.90%, 03/15/25 3,403 3,729,096
ONEOK, Inc.:
2.75%, 09/01/24 ............ 1,954 2,001,252
2.20%, 09/15/25 ............ 150 147,888
Oracle Corp., 3.60%, 04/01/40 ..... 6,570 7,525,754
Outfront Media Capital LLC
(b)
:
6.25%, 06/15/25 ............ 360 370,800
5.00%, 08/15/27 ............ 125 121,875
Park Intermediate Holdings LLC,
5.88%, 10/01/28
(b)
........... 361 360,098
Parsley Energy LLC
(b)
:
5.38%, 01/15/25 ............ 1,173 1,170,068
5.25%, 08/15/25 ............ 2,403 2,378,970
5.63%, 10/15/27 ............ 134 133,330
PBF Holding Co. LLC, 9.25%,
05/15/25
(b)
................ 2,384 2,443,648
PG&E Corp.:
5.00%, 07/01/28 ............ 2,121 2,057,370
5.25%, 07/01/30 ............ 363 351,203
Picasso Finance Sub, Inc., 6.13%,
06/15/25
(b)
................ 749 806,778
Pilgrim's Pride Corp., 5.88%, 09/30/27
(b)
164 169,330
Pioneer Natural Resources Co., 1.90%,
08/15/30 ................. 2,460 2,307,285
Prime Security Services Borrower LLC,
3.38%, 08/31/27
(b)
........... 417 400,005
Prudential Financial, Inc., 3.70%,
03/13/51 ................. 2,440 2,690,978
QEP Resources, Inc., 5.25%, 05/01/23 525 381,938
Quicken Loans LLC
(b)
:
3.63%, 03/01/29 ............ 5,783 5,732,399
3.88%, 03/01/31 ............ 4,647 4,588,912
Quicken Loans, Inc.
(b)
:
5.75%, 05/01/25 ............ 227 233,697
5.25%, 01/15/28 ............ 946 996,762
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
867 866,818
Regeneron Pharmaceuticals, Inc.,
2.80%, 09/15/50 ............ 1,744 1,643,662
Reliance Steel & Aluminum Co., 2.15%,
08/15/30 ................. 742 726,009
Reynolds Group Issuer, Inc.
(b)
:
5.13%, 07/15/23 ............ 456 461,700
4.00%, 10/15/27 ............ 258 259,935
SeaWorld Parks & Entertainment, Inc.,
9.50%, 08/01/25
(b)
........... 333 345,974
Select Medical Corp., 6.25%,
08/15/26
(b)
................ 3,482 3,621,280
Sensata Technologies, Inc., 3.75%,
02/15/31
(b)
................ 174 172,913
Service Properties Trust:
5.00%, 08/15/22 ............ 4,154 4,130,821
4.50%, 06/15/23 ............ 3,036 2,977,344
7.50%, 09/15/25 ............ 475 504,783
Shea Homes LP, 4.75%, 04/01/29
(b)
. 1,967 1,959,624
Sherwin-Williams Co. (The), 3.80%,
08/15/49 ................. 2,278 2,592,199

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
Sirius XM Radio, Inc.
(b)
:
3.88%, 08/01/22 ............ USD 186 $ 187,977
4.63%, 07/15/24 ............ 267 276,178
5.38%, 07/15/26 ............ 190 197,733
5.00%, 08/01/27 ............ 288 300,240
5.50%, 07/01/29 ............ 242 259,545
4.13%, 07/01/30 ............ 3,195 3,254,906
Six Flags Entertainment Corp., 4.88%,
07/31/24
(b)
................ 187 175,905
SM Energy Co.:
1.50%, 07/01/21
(j)
........... 2,106 1,933,458
10.00%, 01/15/25
(b)
.......... 1,967 1,868,650
Spectrum Brands, Inc., 5.50%,
07/15/30
(b)
................ 342 360,810
Spirit Loyalty Cayman Ltd., 8.00%,
09/20/25
(b)
................ 672 711,997
Standard Industries, Inc.
(b)
:
5.00%, 02/15/27 ............ 89 92,560
4.38%, 07/15/30 ............ 562 576,199
3.38%, 01/15/31 ............ 330 325,708
Starbucks Corp., 3.50%, 11/15/50 ... 2,280 2,427,684
Steel Dynamics, Inc., 3.25%, 01/15/31 295 315,654
Summit Materials LLC, 5.25%,
01/15/29
(b)
................ 302 314,458
Sunoco Logistics Partners Operations
LP, 4.00%, 10/01/27 .......... 759 775,618
Sunoco LP:
4.88%, 01/15/23 ............ 184 184,920
5.50%, 02/15/26 ............ 150 149,813
6.00%, 04/15/27 ............ 114 117,135
Talen Energy Supply LLC, 7.63%,
06/01/28
(b)
................ 2,860 2,860,000
Targa Resources Partners LP:
5.13%, 02/01/25 ............ 94 93,765
5.88%, 04/15/26 ............ 192 197,126
5.38%, 02/01/27 ............ 96 96,540
6.50%, 07/15/27 ............ 155 161,587
6.88%, 01/15/29 ............ 157 167,943
TEGNA, Inc., 4.75%, 03/15/26
(b)
.... 680 693,600
Teleflex, Inc., 4.63%, 11/15/27 ..... 95 99,988
Tempur Sealy International, Inc.,
5.50%, 06/15/26 ............ 112 116,250
Tenet Healthcare Corp.:
4.63%, 07/15/24 ............ 800 804,000
4.63%, 09/01/24
(b)
........... 113 113,918
5.13%, 05/01/25 ............ 260 262,418
4.88%, 01/01/26
(b)
........... 389 396,064
6.25%, 02/01/27
(b)
........... 290 299,341
4.63%, 06/15/28
(b)
........... 287 291,133
Terex Corp., 5.63%, 02/01/25
(b)
.... 114 114,285
T-Mobile USA, Inc.
(b)
:
3.88%, 04/15/30 ............ 2,112 2,396,317
2.55%, 02/15/31 ............ 4,873 5,041,655
TransDigm , Inc., 6.25%, 03/15/26
(b)
.. 12,867 13,436,944
Uber Technologies, Inc., 6.25%,
01/15/28
(b)
................ 414 425,261
Union Pacific Corp., 3.25%, 02/05/50 2,278 2,510,466
United Rentals North America, Inc.:
4.63%, 10/15/25 ............ 138 141,105
5.88%, 09/15/26 ............ 195 205,481
5.50%, 05/15/27 ............ 196 208,005
4.88%, 01/15/28 ............ 311 326,550
US Concrete, Inc.:
6.38%, 06/01/24 ............ 112 115,500
5.13%, 03/01/29
(b)
........... 987 989,468
Security Par (000) Value
United States (continued)
VICI Properties LP
(b)
:
3.50%, 02/15/25 ............ USD 1,283 $ 1,270,177
3.75%, 02/15/27 ............ 1,230 1,209,434
4.13%, 08/15/30 ............ 1,465 1,441,194
Vistra Operations Co. LLC
(b)
:
5.50%, 09/01/26 ............ 192 200,400
5.63%, 02/15/27 ............ 4,432 4,676,646
5.00%, 07/31/27 ............ 248 259,904
Weekley Homes LLC, 4.88%,
09/15/28
(b)
................ 1,049 1,059,490
WESCO Distribution, Inc.
(b)
:
7.13%, 06/15/25 ............ 475 517,417
7.25%, 06/15/28 ............ 585 640,970
William Carter Co. (The), 5.63%,
03/15/27
(b)
................ 97 101,244
Williams Scotsman International, Inc.,
4.63%, 08/15/28
(b)
........... 206 206,832
WPX Energy, Inc., 5.75%, 06/01/26 . 94 97,290
Wyndham Destinations, Inc., 6.63%,
07/31/26
(b)
................ 1,442 1,510,654
Wyndham Hotels & Resorts, Inc.
(b)
:
5.38%, 04/15/26 ............ 95 96,663
4.38%, 08/15/28 ............ 463 449,110
Xerox Holdings Corp., 5.00%,
08/15/25
(b)
................ 1,483 1,465,604
XHR LP, 6.38%, 08/15/25
(b)
....... 918 915,705
XPO Logistics, Inc.
(b)
:
6.13%, 09/01/23 ............ 101 103,088
6.75%, 08/15/24 ............ 199 210,781
6.25%, 05/01/25 ............ 1,240 1,325,083
Yum! Brands, Inc., 3.63%, 03/15/31 . 1,829 1,829,000
395,710,172
Zambia — 0.0%
First Quantum Minerals Ltd., 6.88%,
10/15/27
(b)
................ 1,512 1,457,190
Total Corporate Bonds — 6.2%
(Cost: $510,347,715) ............................. 486,969,455
Floating Rate Loan Interests — 1.1%
Canada — 0.1%
Knowlton Development Corp., Inc.,
Term Loan, (EUR002M + 5.00%),
5.00%, 12/22/25
(n)
........... EUR 8,252 9,580,879
France — 0.1%
Casino, Guichard-Perrachon SA, Term
Loan B, (EURIBOR 3 Month +
5.50%), 5.50%, 01/31/24
(n)
..... 8,126 9,031,145
Germany — 0.0%
Vertical Midco GmbH, Facility Term
Loan B, (EURIBOR 6 Month +
4.25%), 4.25%, 07/29/27
(n)
..... 1,823 2,122,415
Netherlands — 0.4%
(n)
Boels Rental Ltd., Term Loan B,
(EURIBOR 1 Month + 4.00%),
4.00%, 01/14/27 ............ 10,935 12,446,119
Ziggo BV, Term Loan, (EURIBOR 6
Month + 3.00%), 3.00%, 01/31/29 13,707 15,661,140
28,107,259

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States — 0.5%
Aimbridge Acquisition Co., Inc., Term
Loan B, 02/02/26
(c)(n)(o)
........ USD 3,227 $ 3,162,460
Airbnb, Inc., Term Loan, (LIBOR USD 3
Month + 7.50%), 8.50%, 04/17/25
(n)
2,663 2,863,074
BBD Bidco Ltd., Term Loan,
(EURIBOR 6 Month + 0.00%),
5.50%, 04/29/23
(c)(n)
.......... EUR 7,314 8,317,521
Cablevision Lightpath LLC, Term Loan,
09/24/27
(n)(o)
............... USD 826 820,838
Caesars Resort Collection LLC, Term
Loan, (LIBOR USD 3 Month +
4.50%), 4.65% - 4.77%, 07/21/25
(n)
1,537 1,485,341
Douglas Dynamics LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.75%, 06/08/26
(c)(n)
.......... 537 531,412
Herschend Entertainment Co., LLC,
Term Loan, (LIBOR USD 3 Month +
5.75%), 6.75%, 08/25/25
(c)(n)
.... 3,906 3,730,230
Hilton Worldwide Finance LLC, Term
Loan B2, (LIBOR USD 1 Month +
1.75%), 1.90%, 06/22/26
(n)
..... 6,621 6,379,903
iHeart Communications, Inc., Term
Loan, (LIBOR USD 1 Month +
3.00%), 3.15%, 05/01/26
(n)
..... 2,958 2,800,278
Luxembourg Life Fund Long Term G,
Term Loan, 0.00%, 01/01/28
(c)(p)
.. 4,035 4,000,341
Opendoor , Term Loan, 01/23/26
(c)(o)(p)
. 2,651 2,651,200
PGE Corp., Term Loan, (LIBOR USD 1
Month + 4.50%), 5.50%, 06/18/25
(n)
2,120 2,073,754
Pike Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 3.15%, 07/24/26
(n)
1,188 1,176,120
Shearer's Foods LLC, 1st Lien Term
Loan, 09/23/27
(n)(o)
........... 672 666,543
40,659,015
Total Floating Rate Loan Interests — 1.1%
(Cost: $87,153,953) .............................. 89,500,713
Foreign Agency Obligations — 0.2%
Chile — 0.1%
Corp. Nacional del Cobre de Chile,
4.25%, 07/17/42 ............ 1,894 2,132,526
Empresa Nacional del Petroleo , 4.50%,
09/14/47 ................. 1,012 1,098,657
3,231,183
Colombia — 0.0%
Ecopetrol SA, 6.88%, 04/29/30 ..... 1,880 2,248,479
Indonesia — 0.0%
Pertamina Persero PT, 3.65%, 07/30/29 1,931 2,066,773
Mexico — 0.1%
Comision Federal de Electricidad ,
4.75%, 02/23/27 ............ 1,924 2,064,091
Petroleos Mexicanos , 6.50%, 03/13/27 2,042 1,905,046
3,969,137
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 4.25%, 04/16/39 1,045 1,197,372
Total Foreign Agency Obligations — 0.2%
(Cost: $11,875,405) .............................. 12,712,944
Security Pa r (000) Value
Foreign Government Obligations — 7.3%
Argentina — 0.2%
Argentine Republic:
1.00%, 07/09/29 ............ USD 1,308 $ 592,973
0.12%, 07/09/30
(m)
.......... 12,424 5,155,980
0.12%, 07/09/35
(m)
.......... 15,337 5,728,488
0.12%, 01/09/38
(m)
.......... 5,205 2,212,129
13,689,570
Australia — 0.8%
Commonwealth of Australia, 3.00%,
03/21/47 ................. AUD 62,624 57,985,681
Bahrain — 0.0%
Kingdom of Bahrain, 6.75%, 09/20/29 USD 933 998,310
Brazil — 0.2%
Federative Republic of Brazil:
10.00%, 01/01/27 ........... BRL 74 15,024,959
3.88%, 06/12/30 ............ USD 1,053 1,053,000
16,077,959
China — 1.6%
People's Republic of China:
3.29%, 05/23/29 ............ CNY 720,890 107,105,839
2.68%, 05/21/30 ............ 133,140 18,865,696
125,971,535
Colombia — 0.0%
Republic of Colombia, 4.50%, 03/15/29 USD 897 1,004,920
Dominican Republic — 0.1%
Dominican Republic Government Bond:
5.50%, 01/27/25 ............ 976 1,037,000
6.88%, 01/29/26 ............ 759 844,862
4.50%, 01/30/30 ............ 1,092 1,069,819
4.88%, 09/23/32
(b)
........... 750 742,500
3,694,181
Egypt — 0.0%
Arab Republic of Egypt, 7.60%,
03/01/29 ................. 1,064 1,088,273
Germany — 0.1%
Federal Republic of Germany, 0.00%,
08/15/50 ................. EUR 8,583 10,348,748
Greece — 0.3%
Hellenic Republic, 2.00%, 04/22/27
(b)
. 15,199 19,303,446
Indonesia — 0.0%
Republic of Indonesia, 4.20%, 10/15/50 USD 902 1,040,682
Italy — 2.0%
Republic of Italy:
1.35%, 04/01/30 ............ EUR 50,689 62,493,119
0.95%, 08/01/30 ............ 42,325 50,229,359
3.85%, 09/01/49
(b)
........... 25,514 44,283,625
157,006,103
Japan — 0.9%
Japan Government Bond, 0.40%,
09/20/49 ................. JPY 7,630,450 68,818,389
Mexico — 0.0%
United Mexican States, 4.75%,
04/27/32 ................. USD 2,324 2,631,204
Panama — 0.0%
Republic of Panama, 6.70%, 01/26/36 736 1,067,430

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Paraguay — 0.0%
Republic of Paraguay, 4.95%,
04/28/31
(b)
................ USD 902 $ 1,041,810
Qatar — 0.0%
State of Qatar, 4.40%, 04/16/50
(b)
... 797 1,027,134
Romania — 0.0%
Romania Government Bond, 6.13%,
01/22/44
(b)
................ 758 1,025,669
Russia — 0.0%
Russian Federation, 5.25%, 06/23/47 800 1,060,000
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 4.63%,
10/04/47 ................. 910 1,112,475
Spain — 1.1%
Kingdom of Spain
(b)
:
0.60%, 10/31/29 ............ EUR 44,756 54,641,566
1.25%, 10/31/30 ............ 6,199 7,988,801
2.70%, 10/31/48 ............ 4,822 7,981,394
1.00%, 10/31/50 ............ 10,868 12,532,226
83,143,987
Ukraine — 0.0%
Ukraine Government Bond
(b)
:
7.75%, 09/01/25 ............ USD 930 930,000
7.25%, 03/15/33 ............ 1,699 1,558,832
2,488,832
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.10%,
06/18/50 ................. 1,633 2,189,430
Total Foreign Government Obligations — 7.3%
(Cost: $541,636,111) ............................. 573,815,768
Shares
Investment Companies — 6.4%
Consumer Discretionary Select Sector
SPDR Fund
(f)
.............. 65,637 9,647,326
Financial Select Sector SPDR Fund . 279,850 6,735,990
Industrial Select Sector SPDR Fund
(f)
187,875 14,462,618
Invesco QQQ Trust Series 1
(f)
..... 200,241 55,634,959
iShares China Large-Cap ETF
(f)*
.... 180,812 7,594,104
iShares iBoxx $ High Yield Corporate
Bond ETF
*
................ 1,755,582 147,293,330
iShares iBoxx $ Investment Grade
Corporate Bond ETF
*
......... 175,440 23,633,522
iShares MSCI Brazil ETF
(f)*
....... 115,951 3,207,205
iShares MSCI Emerging Markets ETF
*
28,334 1,249,246
iShares Nasdaq Biotechnology ETF
(f)*
10,363 1,403,254
iShares Russell 2000 ETF
(f)*
...... 204,461 30,626,213
iShares S&P 500 Value ETF
(f)*
..... 80,267 9,026,024
KraneShares CSI China Internet ETF
(f)
48,809 3,327,798
SPDR Bloomberg Barclays High Yield
Bond ETF ................. 123,793 12,907,896
SPDR Gold Shares
(q)
........... 1,003,358 177,714,769
VanEck Vectors Semiconductor ETF . 20,201 3,519,014
Total Investment Companies — 6.4%
(Cost: $485,727,448) ............................. 507,983,268
Security Pa r (000) Value
Non-Agency Mortgage-Backed Securities — 0.6%
Commercial Mortgage-Backed Securities — 0.6%
United States — 0.6%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.28%,
08/10/35
(b)(r)
............... USD 1,520 $ 1,561,867
AOA Mortgage Trust, Series 2015-
1177, Class C, 3.11%, 12/13/29
(b)(r)
1,022 1,014,922
BANK:
Series 2017-BNK8, Class B, 4.06%,
11/15/50
(r)
............... 542 603,414
Series 2017-BNK9, Class A4,
3.54%, 11/15/54 .......... 700 797,928
BBCMS Mortgage Trust, Series 2018-
TALL, Class C, 1.27%, 03/15/37
(b)(r)
1,701 1,597,673
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(b)
. 700 707,348
BX Commercial Mortgage Trust
(b)(r)
:
Series 2018-BIOA, Class D, 1.47%,
03/15/37 ............... 460 453,810
Series 2018-BIOA, Class F, 2.62%,
03/15/37 ............... 1,083 1,044,049
Series 2018-IND, Class G, 2.20%,
11/15/35 ............... 890 875,912
Series 2019-XL, Class A, 1.07%,
10/15/36 ............... 1,970 1,969,201
Series 2019-XL, Class G, 2.45%,
10/15/36 ............... 3,156 3,105,116
Series 2019-XL, Class J, 2.80%,
10/15/36 ............... 1,044 1,018,357
BX Trust
(b)(r)
:
Series 2019-OC11, Class D, 4.08%,
12/09/41 ............... 2,801 2,717,655
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 3,926 3,606,730
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(r)
..... 303 328,520
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class E, 2.30%,
07/15/32
(b)(r)
............... 1,162 1,150,302
Citigroup Commercial Mortgage Trust:
Series 2014-GC23, Class AS,
3.86%, 07/10/47 .......... 1,940 2,100,119
Series 2018-C6, Class A4, 4.41%,
11/10/51 ............... 699 839,999
Commercial Mortgage Trust:
Series 2014-CR21, Class A3,
3.53%, 12/10/47 .......... 1,407 1,522,985
Series 2019-521F, Class A, 1.05%,
06/15/34
(b)(r)
............. 1,018 997,777
CORE Mortgage Trust, Series 2019-
CORE, Class F, 2.50%, 12/15/31
(b)(r)
702 674,146
Credit Suisse Mortgage Capital
Certificates, Series 2020-NET, Class
A, 2.26%, 08/15/37
(b)
......... 1,412 1,456,105
CSAIL Commercial Mortgage Trust,
Series 2020-C19, Class A3, 2.56%,
03/15/53 ................. 4,122 4,436,431
DBWF Mortgage Trust, Series 2018-
GLKS, Class C, 1.91%, 12/19/30
(b)(r)
575 534,934
GRACE Mortgage Trust, Series 2014-
GRCE, Class B, 3.52%, 06/10/28
(b)
1,200 1,205,363
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 1,547 1,641,197

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 3.08%,
08/10/38
(b)(r)
............... USD 315 $ 297,236
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR4,
Class A5, 4.03%, 03/10/52 ..... 1,512 1,793,979
JPMorgan Chase Commercial
Mortgage Securities Trust
(b)
:
Series 2018-WPT, Class DFL,
2.40%, 07/05/33
(r)
......... 438 415,880
Series 2018-WPT, Class DFX,
5.35%, 07/05/33 .......... 756 752,476
Morgan Stanley Bank of America Merrill
Lynch Trust:
Series 2015-C24, Class C, 4.49%,
05/15/48
(r)
.............. 227 223,668
Series 2016-C32, Class A4, 3.72%,
12/15/49 ............... 1,184 1,347,671
Morgan Stanley Capital I Trust, Series
2020-L4, Class A3, 2.70%, 02/15/53 997 1,089,957
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 412 453,998
VNDO Trust, Series 2016-350P, Class
D, 4.03%, 01/10/35
(b)(r)
........ 750 766,796
Wells Fargo Commercial Mortgage
Trust
(r)
:
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 1,140 1,253,709
Series 2018-1745, Class A, 3.87%,
06/15/36
(b)
.............. 759 836,285
47,193,515
Total Non-Agency Mortgage-Backed Securities — 0.6%
(Cost: $46,647,559) .............................. 47,193,515
Preferred Securities — 1.7%
Capital Trusts — 0.4%
United Kingdom — 0.1%
Lloyds Bank plc, 13.00%
(n)(s)
....... GBP 4,911 10,944,336
United States — 0.3%
American Express Co., Series C,
3.54%
(n)(s)
................. USD 3,158 2,856,127
Citigroup, Inc., Series Q, 4.38%
(n)(s)
.. 4,361 4,266,454
General Motors Financial Co., Inc.,
Series C, 5.70%
(n)(s)
.......... 656 658,460
Goldman Sachs Group, Inc. (The),
Series M, 4.17%
(n)(s)
.......... 5,010 4,923,828
Morgan Stanley, Series H, 3.89%
(n)(s)
. 3,697 3,489,044
NBCUniversal Enterprise, Inc., 5.25%
(b)
(s)
...................... 3,676 3,712,760
Prudential Financial, Inc.
(n)
:
5.63%, 06/15/43 ............ 1,927 2,046,813
5.87%, 09/15/42 ............ 2,817 2,966,890
USB Capital IX, 3.50%
(n)(s)
........ 1,344 1,258,669
26,179,045
Total Capital Trusts — 0.4%
(Cost: $36,789,875) .............................. 37,123,381
Security Shares Value
Preferred Stocks — 1.1%
Brazil — 0.0%
Centrais Eletricas Brasileiras SA
(Preference) ............... 10,986 $ 61,250
Itau Unibanco Holding SA (Preference) 331,083 1,333,552
1,394,802
Germany — 0.0%
Volkswagen AG (Preference) ...... 753 121,166
United States — 1.1%
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(b)(j)
............. 12,010 12,856,705
Aptiv plc, Series A, 5.50% ........ 47,115 5,343,783
Becton Dickinson and Co., Series B,
6.00%
(f)
.................. 176,383 9,286,565
Boston Scientific Corp., Series A,
5.50% ................... 31,118 3,481,171
C3.ai, Inc., Series D (Acquired
10/07/19, cost $6,972,964)
(c)(d)(e)
.. 1,572,648 8,350,761
C3.ai, Inc., Series E (Acquired
10/07/19, cost $800,895)
(c)(d)(e)
... 180,630 959,145
Databricks , Inc., Series F (Acquired
10/22/19, cost $3,896,150)
(c)(d)(e)
.. 90,717 4,354,416
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$3,117,865)
(c)(d)(e)
............ 94,319 3,118,186
Grand Rounds, Inc., Series C (Acquired
03/31/15, cost $5,939,231)
(c)(d)(e)
.. 1,929,993 6,272,477
Grand Rounds, Inc., Series D (Acquired
05/01/18, cost $3,180,966)
(c)(d)(e)
.. 1,184,166 3,813,015
Lookout, Inc., Series F (Acquired
09/19/14-10/22/14, cost
$10,936,522)
(c)(d)(e)
........... 863,811 9,847,446
Mount Sinai Genomics, Inc., Sema 4
Series C (Acquired 07/17/20, cost
$3,686,955)
(c)(d)(e)
............ 6,008 3,686,929
Neon Parent, Inc.
(c)(d)
........... 6,920 2,295,364
Nuvia , Inc., Series B (Acquired
09/17/20, cost $1,832,412)
(c)(d)(e)
.. 571,317 1,832,385
SambaNova Systems, Inc. Series
C (Acquired 02/19/20, cost
$4,030,858)
(c)(d)(e)
............ 75,709 4,203,364
Wells Fargo & Co., Series L, 7.50%
(j)(s)
2,041 2,739,124
Zero Mass Water, Inc., Series
C-1 (Acquired 05/07/20, cost
$3,083,013)
(c)(d)(e)
............ 195,578 3,047,105
85,487,941
Total Preferred Stocks — 1.1%
(Cost: $81,487,020) .............................. 87,003,909
Trust Preferreds — 0.2%
United States — 0.2%
(n)
Citigroup Capital XIII, 6.64%, 10/30/40 219,773 5,929,476
GMAC Capital Trust I, Series 2,
6.07%, 02/15/40 ............ 241,418 6,028,207
11,957,683
Total Trust Preferreds — 0.2%
(Cost: $11,860,908) .............................. 11,957,683
Total Preferred Securities — 1.7%
(Cost: $130,137,803) ............................. 136,084,973

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Pa r (000) Value
U.S. Government Sponsored Agency Securities — 0.0%
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.82%, 09/25/30
(r)
........... USD 757 $ 922,657
Total U.S. Government Sponsored Agency Securities
—
0.0%
(Cost: $909,813) ................................ 922,657
U.S. Treasury Obligations — 9.4%
U.S. Treasury Bonds:
1.13%, 05/15/40 - 08/15/40 ..... 29,966 29,499,811
2.38%, 11/15/49 ............ 53,472 65,473,957
U.S. Treasury Inflation Linked Notes:
0.13%, 10/15/24 - 01/15/30 ..... 402,913 430,223,794
U.S. Treasury Notes
(h)
:
1.75%, 11/15/20
(q)(t)
.......... 20,085 20,124,755
1.75%, 11/15/29 ............ 177,066 195,042,239
Total U.S. Treasury Obligations — 9.4%
(Cost: $702,417,615) ............................. 740,364,556
Shares
Warrants — 0.0%
Brazil — 0.0%
Neon Payments Ltd. (Issued/
exercisable 06/25/20, 2 shares for
1 warrant, Expires 10/08/21, Strike
Price USD 2.00)
(c)(d)
.......... 6,920 143,729
United States — 0.0%
(d)
HCCO (Issued/exercisable 07/27/20,
1 share for 1 warrant, Expires
11/15/20, Strike Price USD 10.00)
(c)
311,786 3
Social Capital Hedosophia Holdings
Corp. III (Issued/exercisable
09/11/20, 1 share for 1 warrant,
Expires 12/31/20, Strike Price USD
10.00) ................... 647,863 6
Zero Mass Water, Inc., Series C-1
(Acquired 05/08/20, cost $0)
(Issued/exercisable 05/08/20,
1 share for 1 warrant, Expires
11/08/21, Strike Price USD 18.92)
(c)
(e)
...................... 195,578 179,932
Total Warrants — 0.0% ............................ 323,670
Total Long-Term Investments — 96.9%
(Cost: $6,637,263,292) ........................... 7,650,152,013
Pa r (000)
Short-Term Securities — 6.0%
Foreign Government Obligations — 0.7%
(u)
Japan - 0.7%
Japan Treasury Bills, (0.09)%, 10/12/20 JPY 5,329,400 50,534,132
Total Foreign Government Obligations — 0.7%
(Cost: $49,838,980) .............................. 50,534,132
Security Shares Value
Money Market Funds — 4.3%
(v)
*
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.02% ...... 27,080,397 $ 27,080,397
SL Liquidity Series, LLC, Money Market
Series, 0.25%
(w)
............. 314,069,512 314,195,139
Total Money Market Funds — 4.3%
(Cost: $341,291,785) ............................. 341,275,536
Pa r (000)
Time Deposits — 0.1%
Australia — 0.0%
Brown Brothers Harriman & Co.,
0.00%, 10/01/20 ............ AUD 1,002 717,969
Canada — 0.0%
Royal Bank of Canada,
0.03%, 10/01/20 ............ CAD 1,698 1,275,010
Hong Kong — 0.0%
Hong Kong & Shanghai Bank,
0.01%, 10/05/20 ............ HKD 2,221 286,542
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.23)%, 10/01/20 ........... JPY 15,592 147,843
United Kingdom — 0.0%
Citibank NA, 0.01%, 10/01/20 ..... GBP 108 139,428
United States — 0.1%
National Australia Bank Ltd.,
0.11%, 10/01/20 ............ USD 2,873 2,872,888
Total Time Deposits — 0.1%
(Cost: $5,439,680) .............................. 5,439,680
U.S. Treasury Obligations — 0.9%
U.S. Treasury Bills
(u)
:
0.10%, 02/11/21 ............ 20,000 19,992,242
0.11%, 01/28/21 ............ 50,000 49,983,265
Total U.S. Treasury Obligations — 0.9%
(Cost: $69,974,926) .............................. 69,975,507
Total Short-Term Securities — 6.0%
(Cost: $466,545,371) ............................. 467,224,855
Total Options Purchased — 1.0%
(Cost: $88,475,080) .............................. 81,076,724
Total Investments Before Options Written and Investments Sold
Short — 103.9%
(Cost: $7,192,283,743) ........................... 8,198,453,592
Total Options Written — (0.7)%
(Premiums Received — $63,858,991) ................. (56,851,028)
Shares
Investments Sold Short — (0.3)%
Common Stocks — (0.3)%
Finland — (0.0)%
UPM- Kymmene OYJ ........... 118,210 (3,597,948)

BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Sweden — (0.1)%
Hennes & Mauritz AB, Class B ..... 148,695 $ (2,561,711)
Svenska Cellulosa AB SCA, Class B
(d)
279,012 (3,825,101)
(6,386,812)
United States — (0.2)%
Exxon Mobil Corp. ............. 124,045 (4,258,465)
JM Smucker Co. (The) .......... 17,766 (2,052,328)
McCormick & Co., Inc. (Non-Voting) . 9,931 (1,927,607)
Security Shares Value
United States (continued)
Seagate Technology plc ......... 85,643 $ (4,219,631)
(12,458,031)
Total Common Stocks — (0.3)%
(Proceeds: $23,021,509) .......................... (22,442,791)
Total Investments Sold Short — (0.3)%
(Proceeds: $23,021,509 ) .......................... (22,442,791)
Total Investments Net of Options Written and Investments Sold
Short — 102.9%
(Cost: $7,105,403,243) ........................... 8,119,159,773
Liabilities in Excess of Other Assets — (2.9)% ............ (227,125,847)
Net Assets — 100.0% .............................. $ 7,892,033,926
(a)
Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $104,710,930, representing 1.33% of its net assets as of period end, and an original cost of $82,771,698.
(f)
All or a portion of this security is on loan.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Convertible security.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Zero-coupon bond.
(m)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(n)
Variable rate security. Rate shown is the rate in effect as of period end.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Fixed rate.
(q)
All or a portion of the security is held by a wholly-owned subsidiary.
(r)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(s)
Perpetual security with no stated maturity date.
(t)
All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(u)
Rates are discount rates or a range of discount rates as of period end.
(v)
Annualized 7-day yield as of period end.
(w)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Par/Shares
Held at
09/30/20
Income
(Expense)
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 12,096,488 $ 14,983,909 $ — $ — $ — $ 27,080,397 27,080,397 $ 71,980 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
......... 117,733,383 196,550,763 — (64,272) (24,735) 314,195,139 314,069,512 1,046,795
(b)
—
Bio City Development Co. BV,
8.00%, 07/06/20 ........ 2,835,500 — — — (749,000) 2,086,500 21,400,000 — —
iShares China Large-Cap ETF . 8,253,749 17,443,745 (17,034,440) (628,680) (440,270) 7,594,104 180,812 60,254 —
iShares iBoxx $ High Yield
Corporate Bond ETF ..... — 230,172,529 (92,478,386) 7,932,933 1,666,254 147,293,330 1,755,582 1,411,656 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ..... — 77,164,009 (54,224,514) 897,090 (203,063) 23,633,522 175,440 (26,077) —
iShares MSCI Brazil ETF .... — 3,556,055 — — (348,850) 3,207,205 115,951 — —
iShares MSCI Emerging Markets
ETF ................. 20,381,569 — (16,251,095) (2,759,466) (121,762) 1,249,246 28,334 6,525 —
iShares Nasdaq Biotechnology
ETF ................. — 1,177,213 — — 226,041 1,403,254 10,363 1,966 —
iShares Russell 2000 ETF .... 13,634,641 43,379,228 (19,681,433) (6,641,383) (64,840) 30,626,213 204,461 215,987 —
iShares S&P 500 Value ETF .. 10,441,934 — — — (1,415,910) 9,026,024 80,267 180,393 —
Quintis Australia Pty. Ltd.,
0.00%, 10/01/26 ........ 16,724,922 688,150 — — (378,239) 17,034,833 17,756,949 682,960 —
Quintis Australia Pty. Ltd.,
0.00%, 10/01/28 ........ 18,591,047 276,615 — — (276,615) 18,591,047 18,591,047 2 —
Quintis HoldCo Pty. Ltd. (Acquired
10/22/18, cost $5,761,227) . 6,620,404 — — — 4,852,757 11,473,161 9,827,224 — —
$ (1,263,778) $ 2,721,768 $ 614,493,975 $ 3,652,441 —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-BTP ............................................................... 564 12/08/20 $ 97,589 $ 1,637,116
Euro-Oat ............................................................... 373 12/08/20 73,711 445,092
Australia 10 Year Bond ...................................................... 244 12/15/20 26,109 191,372
DAX Index .............................................................. 17 12/18/20 6,368 (165,907)
EURO STOXX 50 Index ..................................................... 1,307 12/18/20 48,945 (1,995,429)
FTSE/MIB Index .......................................................... 51 12/18/20 5,670 (234,957)
MSCI Emerging Markets Index ................................................. 210 12/18/20 11,429 (121,437)
Russell 2000 E-Mini Index .................................................... 237 12/18/20 17,827 178,062
U.S. Treasury 10 Year Note ................................................... 2,719 12/21/20 379,385 1,061,420
U.S. Treasury 10 Year Ultra Note ............................................... 1,768 12/21/20 282,742 1,125,865
U.S. Treasury Ultra Bond .................................................... 207 12/21/20 45,915 (282,240)
1,838,957
Short Contracts
Euro-Bund .............................................................. 41 12/08/20 8,389 (30,963)
SPI 200 Index ............................................................ 40 12/17/20 4,156 70,640
FTSE 100 Index .......................................................... 1 12/18/20 75 2,024
NASDAQ 100 E-Mini Index ................................................... 577 12/18/20 131,640 (4,091,567)
S&P 500 E-Mini Index ...................................................... 2,834 12/18/20 474,978 (3,683,921)
U.S. Treasury Long Bond .................................................... 24 12/21/20 4,231 14,821
U.S. Treasury 2 Year Note .................................................... 2,661 12/31/20 587,977 (357,914)
U.S. Treasury 5 Year Note .................................................... 2,471 12/31/20 311,423 (126,832)
(8,203,712)
$ (6,364,755)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 30,819,000 USD 21,930,800 Morgan Stanley & Co. International plc 10/01/20 $ 143,309
CAD 14,053,000 USD 10,321,345 JPMorgan Chase Bank NA 10/01/20 232,523
GBP 32,762,000 USD 40,539,011 JPMorgan Chase Bank NA 10/01/20 1,735,438
ZAR 332,902,488 USD 19,659,983 BNP Paribas SA 10/01/20 214,793
GBP 20,433,000 USD 25,666,028 JPMorgan Chase Bank NA 10/08/20 700,394
JPY 3,992,849,000 USD 37,181,000 Goldman Sachs International 10/08/20 680,871
EUR 26,603,517 USD 30,468,383 HSBC Bank plc 10/09/20 727,433
EUR 26,603,517 USD 30,466,539 Morgan Stanley & Co. International plc 10/15/20 733,303
GBP 49,137,000 USD 62,616,267 Barclays Bank plc 10/22/20 794,348
JPY 4,148,196,577 EUR 33,508,000 Bank of America NA 10/30/20 35,031
JPY 6,006,367,000 USD 56,647,022 JPMorgan Chase Bank NA 11/05/20 326,180
MXN 426,432,000 USD 18,476,256 Citibank NA 11/05/20 729,879
JPY 7,594,150,000 USD 71,413,996 UBS AG 11/06/20 620,876
USD 38,467,017 HKD 298,154,000 HSBC Bank plc 11/06/20 1,282
JPY 6,829,650,000 USD 64,491,075 JPMorgan Chase Bank NA 11/12/20 296,385
USD 23,474,226 EUR 19,786,289 Citibank NA 11/13/20 255,174
KRW 28,311,955,000 USD 23,922,631 Deutsche Bank AG 11/16/20 358,947
USD 25,784,710 RUB 1,905,980,000 BNP Paribas SA 11/16/20 1,352,772
MYR 91,020,000 USD 21,692,088 Barclays Bank plc 11/17/20 173,306
MXN 335,733,000 USD 14,957,364 JPMorgan Chase Bank NA 11/19/20 140,146
USD 7,877,902 EUR 6,607,274 BNP Paribas SA 11/19/20 123,354
JPY 2,125,000,000 USD 20,030,076 HSBC Bank plc 12/03/20 133,431
USD 16,727,382 INR 1,236,739,000 Bank of America NA 12/08/20 36,314
USD 7,660,572 INR 566,258,000 HSBC Bank plc 12/08/20 18,336
JPY 4,689,950,000 USD 44,266,001 JPMorgan Chase Bank NA 12/10/20 243,819
EUR 9,802,806 USD 11,508,714 Barclays Bank plc 12/17/20 5,211
GBP 15,198,204 EUR 16,485,000 JPMorgan Chase Bank NA 12/17/20 258,632

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 12,465,000 USD 16,063,842 Citibank NA 12/17/20 $ 28,697
JPY 1,444,888,115 EUR 11,561,000 JPMorgan Chase Bank NA 12/17/20 136,188
GBP 6,099,000 USD 7,774,986 HSBC Bank plc 12/29/20 100,250
EUR 23,905,275 USD 27,949,358 JPMorgan Chase Bank NA 01/08/21 146,597
CAD 13,747,000 USD 10,260,203 Goldman Sachs International 01/14/21 69,406
GBP 31,354,000 USD 40,324,796 JPMorgan Chase Bank NA 01/14/21 163,976
11,716,601
USD 21,254,632 AUD 30,819,000 Bank of America NA 10/01/20 (819,477)
USD 10,254,436 CAD 13,747,000 Goldman Sachs International 10/01/20 (69,622)
USD 228,252 CAD 306,000 JPMorgan Chase Bank NA 10/01/20 (1,555)
USD 1,809,379 GBP 1,408,000 Deutsche Bank AG 10/01/20 (7,434)
USD 40,291,771 GBP 31,354,000 JPMorgan Chase Bank NA 10/01/20 (165,863)
USD 19,056,648 ZAR 332,902,488 JPMorgan Chase Bank NA 10/01/20 (818,126)
USD 35,181,270 CNH 247,261,000 JPMorgan Chase Bank NA 10/14/20 (1,235,204)
USD 32,377,887 AUD 45,655,000 HSBC Bank plc 10/22/20 (323,996)
USD 11,848,721 AUD 16,568,000 Bank of America NA 10/23/20 (18,678)
EUR 9,857,385 AUD 16,220,248 Morgan Stanley & Co. International plc 10/29/20 (54,541)
JPY 5,905,350,000 USD 56,204,574 Morgan Stanley & Co. International plc 10/29/20 (194,000)
USD 2,043,330 JPY 216,221,000 JPMorgan Chase Bank NA 10/29/20 (7,465)
EUR 11,032,000 USD 13,126,619 JPMorgan Chase Bank NA 11/05/20 (182,803)
USD 162,128 CNH 1,132,000 Bank of America NA 11/05/20 (4,319)
USD 39,780,130 CNH 277,721,000 Citibank NA 11/05/20 (1,055,470)
USD 38,158,727 HKD 295,795,000 HSBC Bank plc 11/05/20 (2,774)
USD 6,030,655 MXN 135,026,972 BNP Paribas SA 11/05/20 (50,845)
CHF 16,814,000 USD 18,409,258 JPMorgan Chase Bank NA 11/06/20 (135,784)
USD 2,080,996 JPY 221,241,000 BNP Paribas SA 11/06/20 (17,602)
EUR 9,900,581 USD 11,737,043 Barclays Bank plc 11/12/20 (119,031)
USD 1,911,264 JPY 202,120,000 BNP Paribas SA 11/12/20 (6,088)
EUR 39,585,000 USD 46,843,955 JPMorgan Chase Bank NA 11/13/20 (391,274)
USD 21,344,584 ZAR 369,282,653 Bank of America NA 11/13/20 (590,306)
BRL 17,157,185 USD 3,106,666 Citibank NA 11/16/20 (55,455)
RUB 1,905,980,000 USD 25,871,861 BNP Paribas SA 11/16/20 (1,439,923)
EUR 16,427,000 USD 19,652,073 BNP Paribas SA 12/03/20 (366,643)
EUR 3,448,272 USD 4,096,717 Barclays Bank plc 12/04/20 (48,284)
EUR 10,031,792 USD 11,955,326 Citibank NA 12/04/20 (177,531)
EUR 9,884,000 USD 11,718,638 JPMorgan Chase Bank NA 12/04/20 (114,357)
EUR 9,765,000 USD 11,538,798 JPMorgan Chase Bank NA 12/10/20 (71,944)
NOK 1,271,000 USD 141,003 Bank of America NA 12/11/20 (4,716)
NOK 71,505,000 USD 7,930,072 JPMorgan Chase Bank NA 12/11/20 (262,737)
USD 33,370,128 CNY 229,453,000 HSBC Bank plc 12/11/20 (284,482)
CAD 50,485,470 USD 37,937,290 JPMorgan Chase Bank NA 12/17/20 (8,651)
JPY 7,755,313,989 USD 74,090,949 BNP Paribas SA 12/30/20 (450,396)
USD 34,889,856 CNY 238,207,000 Barclays Bank plc 12/30/20 (4,621)
JPY 2,399,181,035 EUR 19,485,000 HSBC Bank plc 01/08/21 (116,423)
USD 15,230,943 INR 1,132,710,000 Barclays Bank plc 01/08/21 (2,913)
(9,681,333)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EURO STOXX 50 Index One-Touch
Goldman Sachs
International 1,661,841 10/02/20 USD 3,562.75 USD 1.16 USD 1,490 $ –
USD Currency One-Touch
Bank of America
NA — 10/08/20 BRL 4.90 BRL 4.90 USD 567 50
EUR Currency One-Touch
Goldman Sachs
International — 10/13/20 AUD 1.70 AUD 1.70 EUR 1,998 51,714

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
USD Currency One-Touch
Bank of America
NA — 10/13/20 BRL 4.90 BRL 4.90 USD 567 $ 684
EURO STOXX 50 Index One-Touch
Goldman Sachs
International 1,661,841 10/16/20 USD 3,562.75 USD 1.16 USD 1,490 5,484
USD Currency Down and In BNP Paribas SA — 11/02/20 ZAR 16.58 ZAR 15.68 USD 17,101 5,438
USD Currency Down and In
Bank of America
NA — 11/02/20 ZAR 17.03 ZAR 16.13 USD 19,420 22,906
USD Currency Down and In
Morgan Stanley &
Co. International
plc — 11/02/20 MXN 21.40 MXN 20.40 USD 36,520 6,594
USD Currency One-Touch
Bank of America
NA — 11/03/20 CAD 1.40 CAD 1.40 USD 1,453 35,722
128,592
Put
AUD Currency One-Touch Deutsche Bank AG — 10/12/20 JPY 71.00 JPY 71.00 AUD 4,201 $ 40,275
NZD Currency One-Touch
Bank of America
NA — 10/27/20 USD 0.62 USD 0.62 NZD 3,558 62,061
AUD Currency One-Touch
Bank of America
NA — 11/12/20 JPY 70.00 JPY 70.00 AUD 4,201 156,165
S&P 500 Index Down and Out
JPMorgan Chase
Bank NA 16,364,700 12/18/20 USD 2,900.00 USD 2,200.00 USD 18,977 119,054
USD Currency One-Touch HSBC Bank plc — 02/18/21 JPY 100.00 JPY 100.00 USD 1,697 433,461
811,016
$ 939,608
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 2,116 10/07/20 USD 340.00 USD 70,863 $ 343,850
SPDR S&P 500 ETF Trust ...................... 1,624 10/09/20 USD 340.00 USD 54,386 356,468
SPDR S&P 500 ETF Trust ...................... 1,732 10/09/20 USD 342.00 USD 58,003 277,986
Apple, Inc. ................................ 1,008 10/16/20 USD 75.00 USD 11,674 4,097,520
Costco Wholesale Corp. ....................... 137 10/16/20 USD 315.00 USD 4,864 569,920
Deutsche Telekom AG ........................ 1,220 10/16/20 EUR 16.20 EUR 1,743 22,171
Home Depot, Inc. (The) ....................... 627 10/16/20 USD 275.00 USD 17,412 459,278
Invesco QQQ Trust, Series 1 .................... 838 10/16/20 USD 290.00 USD 23,283 137,432
Invesco QQQ Trust, Series 1 .................... 1,417 10/16/20 USD 315.00 USD 39,370 7,085
Invesco QQQ Trust, Series 1 .................... 1,520 10/16/20 USD 285.00 USD 42,232 464,360
L3Harris Technologies, Inc. ..................... 244 10/16/20 USD 165.00 USD 4,144 183,000
Morgan Stanley ............................. 1,498 10/16/20 USD 55.00 USD 7,243 10,486
NVIDIA Corp. .............................. 47 10/16/20 USD 520.00 USD 2,544 158,390
PayPal Holdings, Inc. ......................... 173 10/16/20 USD 192.50 USD 3,409 150,078
PayPal Holdings, Inc. ......................... 241 10/16/20 USD 210.00 USD 4,748 43,983
SPDR S&P 500 ETF Trust ...................... 1,050 10/16/20 USD 335.00 USD 35,163 616,875
SPDR S&P 500 ETF Trust ...................... 1,695 10/16/20 USD 333.00 USD 56,764 1,190,738
SPDR S&P 500 ETF Trust ...................... 5,935 10/16/20 USD 350.00 USD 198,757 575,695
Union Pacific Corp. .......................... 70 10/16/20 USD 202.50 USD 1,378 16,590
VMware, Inc. .............................. 655 10/16/20 USD 160.00 USD 9,410 31,113
Walmart, Inc. .............................. 361 10/16/20 USD 145.00 USD 5,051 38,086
Wells Fargo & Co. ........................... 1,043 10/16/20 USD 35.00 USD 2,452 1,565
Invesco QQQ Trust, Series 1 .................... 572 10/23/20 USD 290.00 USD 15,892 156,728
Agilent Technologies, Inc. ...................... 1,184 11/20/20 USD 105.00 USD 11,951 334,480
Alibaba Group Holding Ltd. ..................... 187 11/20/20 USD 270.00 USD 5,497 605,413
Dow, Inc. ................................. 533 11/20/20 USD 52.50 USD 2,508 53,034
Global Payments, Inc. ........................ 460 11/20/20 USD 185.00 USD 8,169 333,500
Merck & Co., Inc. ............................ 1,428 11/20/20 USD 87.50 USD 11,845 219,912
Micron Technology, Inc. ....................... 701 11/20/20 USD 52.50 USD 3,292 88,677
Southwest Airlines Co. ........................ 711 11/20/20 USD 40.00 USD 2,666 153,221
SPDR EURO STOXX 50 ETF ................... 358 11/20/20 USD 38.00 USD 1,301 25,060

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
SPDR EURO STOXX 50 ETF ................... 358 11/20/20 USD 41.00 USD 1,301 $ 3,580
SPDR S&P 500 ETF Trust ...................... 1,241 11/20/20 USD 350.00 USD 41,560 662,074
T-Mobile US, Inc. ............................ 476 11/20/20 USD 125.00 USD 5,444 87,108
Walmart, Inc. .............................. 645 11/20/20 USD 150.00 USD 9,024 178,020
Walt Disney Co. (The) ........................ 296 11/20/20 USD 140.00 USD 3,673 45,732
Alphabet, Inc. .............................. 53 12/18/20 USD 1,620.00 USD 7,789 221,010
Apple, Inc. ................................ 696 12/18/20 USD 122.50 USD 8,060 447,180
Bank of America Corp. ........................ 3,080 12/18/20 USD 28.00 USD 7,420 154,000
Bank of America Corp. ........................ 5,069 12/18/20 USD 27.00 USD 12,211 364,968
Charter Communications, Inc. ................... 58 12/18/20 USD 670.00 USD 3,621 95,410
Citigroup, Inc. .............................. 1,603 12/18/20 USD 52.50 USD 6,911 112,210
Dow, Inc. ................................. 839 12/18/20 USD 52.50 USD 3,947 115,782
Fortive Corp. ............................... 1,128 12/18/20 USD 75.00 USD 8,596 642,960
Global Payments, Inc. ........................ 475 12/18/20 USD 180.00 USD 8,435 541,500
Health Care Select Sector SPDR Fund ............. 2,089 12/18/20 USD 111.00 USD 22,035 452,269
iShares Latin America 40 ETF ................... 1,939 12/18/20 USD 25.00 USD 4,084 58,170
JPMorgan Chase & Co. ....................... 464 12/18/20 USD 110.00 USD 4,467 89,320
L3Harris Technologies, Inc. ..................... 445 12/18/20 USD 190.00 USD 7,558 133,500
LyondellBasell Industries NV .................... 365 12/18/20 USD 75.00 USD 2,573 147,825
McDonald's Corp. ........................... 119 12/18/20 USD 230.00 USD 2,612 75,863
McDonald's Corp. ........................... 386 12/18/20 USD 220.00 USD 8,472 410,125
Merck & Co., Inc. ............................ 677 12/18/20 USD 90.00 USD 5,616 96,473
Microsoft Corp. ............................. 386 12/18/20 USD 220.00 USD 8,119 363,805
Microsoft Corp. ............................. 438 12/18/20 USD 165.00 USD 9,212 2,064,075
Societe Generale SA ......................... 701 12/18/20 EUR 11.50 EUR 793 87,531
SPDR Gold Shares
(a)
......................... 2,459 12/18/20 USD 190.00 USD 43,554 741,389
SPDR S&P 500 ETF Trust ...................... 717 12/18/20 USD 365.00 USD 24,012 269,234
SPDR S&P 500 ETF Trust ...................... 773 12/18/20 USD 350.00 USD 25,887 650,093
SPDR S&P 500 ETF Trust ...................... 1,209 12/18/20 USD 360.00 USD 40,488 600,269
SPDR S&P 500 ETF Trust ...................... 1,969 12/18/20 USD 340.00 USD 65,940 2,607,941
UniCredit SpA .............................. 346 12/18/20 EUR 7.60 EUR 1,219 52,737
SPDR S&P 500 ETF Trust ...................... 602 12/31/20 USD 350.00 USD 20,160 539,994
Amazon.com, Inc. ........................... 13 01/15/21 USD 2,350.00 USD 4,093 1,098,208
Amazon.com, Inc. ........................... 26 01/15/21 USD 3,300.00 USD 8,187 631,150
Apple, Inc. ................................ 1,308 01/15/21 USD 125.00 USD 15,148 886,170
Autodesk, Inc. .............................. 331 01/15/21 USD 260.00 USD 7,646 333,483
Bank of America Corp. ........................ 3,077 01/15/21 USD 27.00 USD 7,412 290,777
Comcast Corp. ............................. 1,843 01/15/21 USD 45.00 USD 8,526 649,658
DR Horton, Inc. ............................. 1,088 01/15/21 USD 80.00 USD 8,229 557,600
Mastercard , Inc. ............................ 247 01/15/21 USD 350.00 USD 8,353 468,683
Mastercard , Inc. ............................ 671 01/15/21 USD 335.00 USD 22,691 1,766,408
Morgan Stanley ............................. 1,547 01/15/21 USD 55.00 USD 7,480 228,956
PPG Industries, Inc. .......................... 678 01/15/21 USD 125.00 USD 8,277 488,160
Raytheon Technologies Corp. ................... 1,267 01/15/21 USD 65.00 USD 7,290 257,835
Starbucks Corp. ............................ 685 01/15/21 USD 90.00 USD 5,886 285,988
Starbucks Corp. ............................ 1,022 01/15/21 USD 82.50 USD 8,781 817,600
Union Pacific Corp. .......................... 420 01/15/21 USD 200.00 USD 8,269 508,200
VanEck Vectors Semiconductor ETF ............... 216 01/15/21 USD 180.00 USD 3,763 207,900
VanEck Vectors Semiconductor ETF ............... 242 01/15/21 USD 185.00 USD 4,216 185,130
VanEck Vectors Semiconductor ETF ............... 977 01/15/21 USD 170.00 USD 17,019 1,445,960
Walt Disney Co. (The) ........................ 829 01/15/21 USD 140.00 USD 10,286 261,135
Alibaba Group Holding Ltd. ..................... 678 02/19/21 USD 210.00 USD 19,932 5,949,450
Microsoft Corp. ............................. 382 02/19/21 USD 215.00 USD 8,035 601,650
Raytheon Technologies Corp. ................... 1,266 02/19/21 USD 65.00 USD 7,285 312,069
SPDR S&P 500 ETF Trust ...................... 433 12/17/21 USD 360.00 USD 14,501 822,267
SPDR S&P 500 ETF Trust ...................... 895 12/17/21 USD 305.00 USD 29,973 4,545,258
48,434,536
Put
Carnival Corp. .............................. 969 10/16/20 USD 15.00 USD 1,471 93,024
Chewy, Inc. ................................ 241 10/16/20 USD 45.00 USD 1,321 6,025
Exxon Mobil Corp. ........................... 1,198 10/16/20 USD 37.50 USD 4,113 401,330
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 24,153 10/16/20 USD 134.00 USD 325,365 1,847,705

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
iShares Silver Trust
(a)
......................... 3,212 10/16/20 USD 20.00 USD 6,951 $ 85,118
Alphabet, Inc. .............................. 44 11/20/20 USD 1,480.00 USD 6,466 394,900
Alphabet, Inc. .............................. 51 11/20/20 USD 1,415.00 USD 7,495 308,550
BJ's Wholesale Club Holdings, Inc. ................ 602 11/20/20 USD 30.00 USD 2,501 18,060
NVIDIA Corp. .............................. 150 11/20/20 USD 470.00 USD 8,118 254,625
Anthem, Inc. ............................... 288 12/18/20 USD 250.00 USD 7,735 354,240
Charter Communications, Inc. ................... 142 12/18/20 USD 500.00 USD 8,866 79,520
UnitedHealth Group, Inc. ....................... 257 12/18/20 USD 280.00 USD 8,012 231,943
Alphabet, Inc. .............................. 74 01/15/21 USD 1,560.00 USD 10,875 1,189,550
Amazon.com, Inc. ........................... 36 01/15/21 USD 3,250.00 USD 11,335 1,292,850
Apple, Inc. ................................ 909 01/15/21 USD 125.00 USD 10,527 1,472,580
Microsoft Corp. ............................. 539 01/15/21 USD 215.00 USD 11,337 979,633
Walgreens Boots Alliance, Inc. ................... 1,874 01/15/21 USD 42.50 USD 6,731 1,471,090
Amazon.com, Inc. ........................... 34 02/19/21 USD 3,350.00 USD 10,706 1,571,055
Microsoft Corp. ............................. 532 02/19/21 USD 215.00 USD 11,190 1,135,820
13,187,618
$ 61,622,154
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........... Goldman Sachs International — 10/13/20 AUD 1.65 EUR 60,131 $ 172,307
SPDR Gold Shares
(a)
...... JPMorgan Chase Bank NA 151,410 10/16/20 USD 187.00 USD 26,818 48,451
EUR Currency ........... JPMorgan Chase Bank NA — 10/22/20 USD 1.17 EUR 15,704 184,211
USD Currency ........... Deutsche Bank AG — 10/22/20 BRL 6.00 USD 7,817 37,045
USD Currency ........... Bank of America NA — 11/03/20 CAD 1.36 USD 48,140 90,829
USD Currency ........... Citibank NA — 11/03/20 CNH 7.05 USD 36,105 44,154
USD Currency ........... Morgan Stanley & Co. International plc — 11/19/20 NOK 10.70 USD 37,915 48,496
Boston Scientific Corp. ..... Nomura International plc 119,080 11/20/20 USD 41.00 USD 4,550 108,115
Capital One Financial Corp. .. Nomura International plc 54,814 11/20/20 USD 55.00 USD 3,939 967,663
SPDR Gold Shares
(a)
...... Goldman Sachs International 150,491 11/20/20 USD 182.00 USD 26,655 530,639
SPDR Gold Shares
(a)
...... Morgan Stanley & Co. International plc 150,806 11/20/20 USD 186.00 USD 26,711 391,342
Union Pacific Corp. ....... Goldman Sachs International 44,726 11/20/20 USD 207.50 USD 8,805 245,791
GBP Currency ........... UBS AG — 12/17/20 USD 1.32 GBP 15,075 239,628
adidas AG ............. Barclays Bank plc 22,199 12/18/20 EUR 285.00 EUR 6,129 386,185
LVMH Moet Hennessy Louis
Vuitton SE ........... Barclays Bank plc 29,667 12/18/20 EUR 415.00 EUR 11,849 522,444
SPDR Gold Shares
(a)
...... BNP Paribas SA 151,142 12/18/20 USD 190.00 USD 26,770 455,693
SPDR Gold Shares
(a)
...... Societe Generale SA 103,607 12/18/20 USD 198.21 USD 18,351 53,028
SPDR Gold Shares
(a)
...... Societe Generale SA 112,674 12/31/20 USD 184.00 USD 19,957 590,412
SPDR Gold Shares
(a)
...... Societe Generale SA 151,327 01/15/21 USD 190.00 USD 26,803 578,826
EUR Currency ........... BNP Paribas SA — 01/27/21 USD 1.22 EUR 37,934 268,055
SPDR Gold Shares
(a)
...... Morgan Stanley & Co. International plc 105,820 03/19/21 USD 191.10 USD 18,743 78,887
SPDR S&P 500 ETF Trust ... Morgan Stanley & Co. International plc 198,200 06/18/21 USD 360.00 USD 66,375 2,596,089
EURO STOXX 50 Price Index Credit Suisse International 4,703 12/17/21 EUR 3,400.00 EUR 15,020 835,927
9,474,217
Put
USD Currency ........... Bank of America NA — 10/08/20 BRL 5.25 USD 12,079 1,998
AUD Currency ........... Morgan Stanley & Co. International plc — 10/12/20 JPY 72.50 AUD 129,754 50,455
AUD Currency ........... Morgan Stanley & Co. International plc — 10/13/20 JPY 73.00 AUD 65,200 43,720
USD Currency ........... Bank of America NA — 10/13/20 BRL 5.20 USD 12,065 4,154
USD Currency ........... Deutsche Bank AG — 10/22/20 BRL 5.45 USD 15,634 130,838
USD Currency ........... Morgan Stanley & Co. International plc — 10/30/20 MXN 20.70 USD 11,915 22,511
USD Currency ........... Morgan Stanley & Co. International plc — 10/30/20 MXN 21.70 USD 18,565 203,765
USD Currency ........... Morgan Stanley & Co. International plc — 11/13/20 BRL 5.10 USD 23,973 68,552
Amazon.com, Inc. ........ Citibank NA 3,427 11/20/20 USD 2,881.58 USD 10,792 403,411

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
DR Horton, Inc. .......... Credit Suisse International 74,370 11/20/20 USD 70.00 USD 5,625 $ 225,713
Lennar Corp. ........... JPMorgan Chase Bank NA 34,210 11/20/20 USD 76.00 USD 2,794 112,862
1,267,979
$ 10,742,196
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.72% Semi-Annual Citibank NA 10/19/20 0.72 % USD 12,759 $ 1,781
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.93% Semi-Annual
Morgan Stanley & Co.
International plc 10/21/20 0.93 USD 30,884 86,086
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.58% Semi-Annual
Goldman Sachs
International 10/27/20 0.58 USD 31,369 3,777
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.85% Semi-Annual
Goldman Sachs
International 12/18/20 0.85 USD 41,893 604,710
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual
JPMorgan Chase
Bank NA 06/04/21 1.00 USD 35,591 1,823,028
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual BNP Paribas SA 06/11/21 1.00 USD 11,606 602,674
3,122,056
Put
10-Year Interest Rate Swap
(a)
0.75% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 10/02/20 0.75 USD 22,291 3,856
30-Year Interest Rate Swap
(a)
1.17% Semi-Annual 3 month LIBOR Quarterly Citibank NA 10/26/20 1.17 USD 10,707 124,928
30-Year Interest Rate Swap
(a)
1.15% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/26/20 1.15 USD 61,762 876,664
30-Year Interest Rate Swap
(a)
0.98% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 10/27/20 0.98 USD 31,369 1,284,055
10-Year Interest Rate Swap
(a)
0.81% Semi-Annual 3 month LIBOR Quarterly Citibank NA 11/19/20 0.81 USD 29,026 120,429
30-Year Interest Rate Swap
(a)
1.22% Semi-Annual 3 month LIBOR Quarterly Citibank NA 11/24/20 1.22 USD 10,707 193,989
30-Year Interest Rate Swap
(a)
1.27% Semi-Annual 3 month LIBOR Quarterly Citibank NA 12/24/20 1.27 USD 10,707 263,068
30-Year Interest Rate Swap
(a)
0.89% Semi-Annual 3 month LIBOR Quarterly Citibank NA 02/08/21 0.89 USD 20,199 1,783,721
4,650,710
$ 7,772,766
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ..... One-Touch
Morgan Stanley & Co.
International plc — 11/13/20 BRL 5.50 BRL 5.50 BRL 400 $ (255,713)
EURO STOXX 50 Index Down and In
Credit Suisse
International 12,227,800 12/17/21 EUR 2,600.00 EUR 2,200.00 EUR 15,020 (762,237)
(1,017,950)
Put
USD Currency ..... One-Touch HSBC Bank plc — 11/19/20 JPY 100.00 JPY 100.00 USD 1,697 $ (158,686)
$ (1,176,636)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Apple, Inc. ................................. 2,016 10/16/20 USD 82.50 USD 23,347 $ (6,688,080)
Applied Materials, Inc. ......................... 716 10/16/20 USD 65.00 USD 4,257 (22,196)
Comcast Corp. .............................. 2,105 10/16/20 USD 40.00 USD 9,738 (1,326,150)
Costco Wholesale Corp. ........................ 137 10/16/20 USD 345.00 USD 4,864 (168,853)
Guardant Health, Inc. .......................... 430 10/16/20 USD 105.00 USD 4,807 (337,550)
Home Depot, Inc. (The) ........................ 941 10/16/20 USD 295.00 USD 26,133 (72,928)
L3Harris Technologies, Inc. ...................... 244 10/16/20 USD 190.00 USD 4,144 (3,660)
Lowe's Cos., Inc. ............................. 305 10/16/20 USD 175.00 USD 5,059 (31,568)
Marsh & McLennan Cos., Inc. .................... 353 10/16/20 USD 120.00 USD 4,049 (12,355)
McDonald's Corp. ............................ 205 10/16/20 USD 220.00 USD 4,500 (77,900)
Morgan Stanley .............................. 2,247 10/16/20 USD 65.00 USD 10,864 (6,741)
NVIDIA Corp. ............................... 47 10/16/20 USD 600.00 USD 2,544 (19,740)
PayPal Holdings, Inc. .......................... 241 10/16/20 USD 240.00 USD 4,748 (3,013)
salesforce.com, Inc. ........................... 159 10/16/20 USD 290.00 USD 3,996 (12,323)
VMware, Inc. ............................... 655 10/16/20 USD 180.00 USD 9,410 (6,550)
Walmart, Inc. ............................... 290 10/16/20 USD 155.00 USD 4,057 (4,350)
Walmart, Inc. ............................... 361 10/16/20 USD 160.00 USD 5,051 (2,527)
Walt Disney Co. (The) ......................... 331 10/16/20 USD 140.00 USD 4,107 (4,469)
Abbott Laboratories ........................... 413 11/20/20 USD 110.00 USD 4,495 (180,688)
Agilent Technologies, Inc. ....................... 429 11/20/20 USD 110.00 USD 4,330 (54,698)
Agilent Technologies, Inc. ....................... 1,184 11/20/20 USD 115.00 USD 11,951 (74,000)
Amazon.com, Inc. ............................ 59 11/20/20 USD 3,500.00 USD 18,578 (635,578)
Dow, Inc. .................................. 533 11/20/20 USD 60.00 USD 2,508 (7,462)
Edwards Lifesciences Corp. ..................... 514 11/20/20 USD 85.00 USD 4,103 (116,935)
Facebook, Inc. .............................. 407 11/20/20 USD 290.00 USD 10,659 (309,320)
Intel Corp. ................................. 220 11/20/20 USD 55.00 USD 1,139 (31,790)
Intuitive Surgical, Inc. .......................... 58 11/20/20 USD 760.00 USD 4,115 (133,980)
Mastercard , Inc. ............................. 266 11/20/20 USD 360.00 USD 8,995 (209,475)
Merck & Co., Inc. ............................. 489 11/20/20 USD 95.00 USD 4,056 (18,827)
Microsoft Corp. .............................. 387 11/20/20 USD 240.00 USD 8,140 (89,010)
NextEra Energy, Inc. .......................... 295 11/20/20 USD 310.00 USD 8,188 (75,225)
NVIDIA Corp. ............................... 75 11/20/20 USD 620.00 USD 4,059 (139,313)
NVIDIA Corp. ............................... 119 11/20/20 USD 650.00 USD 6,441 (152,320)
NVIDIA Corp. ............................... 165 11/20/20 USD 560.00 USD 8,930 (618,750)
Pfizer, Inc. ................................. 1,144 11/20/20 USD 41.00 USD 4,198 (49,764)
Pfizer, Inc. ................................. 3,007 11/20/20 USD 40.00 USD 11,036 (181,924)
ServiceNow , Inc. ............................. 95 11/20/20 USD 490.00 USD 4,608 (309,700)
STMicroelectronics NV ......................... 284 11/20/20 EUR 28.00 EUR 746 (39,624)
US Bancorp ................................ 414 11/20/20 USD 42.50 USD 1,484 (16,146)
Walt Disney Co. (The) ......................... 445 11/20/20 USD 160.00 USD 5,522 (12,683)
Xilinx, Inc. ................................. 157 11/20/20 USD 110.00 USD 1,637 (66,333)
Alphabet, Inc. ............................... 53 12/18/20 USD 1,800.00 USD 7,789 (62,275)
Anthem, Inc. ................................ 288 12/18/20 USD 290.00 USD 7,735 (269,280)
Apple, Inc. ................................. 696 12/18/20 USD 140.00 USD 8,060 (152,076)
Bank of America Corp. ......................... 3,053 12/18/20 USD 30.00 USD 7,355 (74,799)
Bank of America Corp. ......................... 3,080 12/18/20 USD 32.00 USD 7,420 (38,500)
Charter Communications, Inc. .................... 73 12/18/20 USD 660.00 USD 4,558 (140,890)
Charter Communications, Inc. .................... 142 12/18/20 USD 600.00 USD 8,866 (709,290)
Citigroup, Inc. ............................... 303 12/18/20 USD 57.50 USD 1,306 (9,242)
Citigroup, Inc. ............................... 1,603 12/18/20 USD 60.00 USD 6,911 (31,259)
Dow, Inc. .................................. 839 12/18/20 USD 60.00 USD 3,947 (31,882)
Fortive Corp. ................................ 1,128 12/18/20 USD 85.00 USD 8,596 (197,400)
Global Payments, Inc. ......................... 475 12/18/20 USD 200.00 USD 8,435 (237,500)
HCA Healthcare, Inc. .......................... 355 12/18/20 USD 145.00 USD 4,426 (105,613)
Johnson & Johnson ........................... 93 12/18/20 USD 165.00 USD 1,385 (11,486)
L3Harris Technologies, Inc. ...................... 445 12/18/20 USD 210.00 USD 7,558 (23,363)
LyondellBasell Industries NV ..................... 365 12/18/20 USD 85.00 USD 2,573 (48,363)
McDonald's Corp. ............................ 119 12/18/20 USD 250.00 USD 2,612 (23,622)
McDonald's Corp. ............................ 386 12/18/20 USD 240.00 USD 8,472 (140,890)
Microsoft Corp. .............................. 386 12/18/20 USD 250.00 USD 8,119 (93,605)
Microsoft Corp. .............................. 438 12/18/20 USD 190.00 USD 9,212 (1,147,560)
NVIDIA Corp. ............................... 142 12/18/20 USD 700.00 USD 7,685 (179,985)
Societe Generale SA .......................... 701 12/18/20 EUR 13.00 EUR 793 (45,615)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
SPDR Gold Shares
(a)
.......................... 638 12/18/20 USD 205.00 USD 11,300 $ (80,388)
SPDR Gold Shares
(a)
.......................... 1,821 12/18/20 USD 210.00 USD 32,254 (176,637)
Uber Technologies, Inc. ........................ 399 12/18/20 USD 40.00 USD 1,456 (92,369)
UnitedHealth Group, Inc. ........................ 257 12/18/20 USD 320.00 USD 8,012 (391,283)
Amazon.com, Inc. ............................ 25 01/15/21 USD 2,900.00 USD 7,872 (1,095,875)
Amazon.com, Inc. ............................ 26 01/15/21 USD 3,750.00 USD 8,187 (291,395)
Apple, Inc. ................................. 2,620 01/15/21 USD 150.00 USD 30,342 (495,180)
Applied Materials, Inc. ......................... 716 01/15/21 USD 70.00 USD 4,257 (144,274)
Autodesk, Inc. ............................... 331 01/15/21 USD 290.00 USD 7,646 (129,918)
Bank of America Corp. ......................... 3,077 01/15/21 USD 31.00 USD 7,412 (86,156)
Comcast Corp. .............................. 1,843 01/15/21 USD 52.50 USD 8,526 (151,126)
DR Horton, Inc. .............................. 1,088 01/15/21 USD 95.00 USD 8,229 (165,920)
Home Depot, Inc. (The) ........................ 325 01/15/21 USD 320.00 USD 9,026 (126,750)
Lowe's Cos., Inc. ............................. 643 01/15/21 USD 180.00 USD 10,665 (430,810)
Mastercard , Inc. ............................. 247 01/15/21 USD 400.00 USD 8,353 (118,560)
Mastercard , Inc. ............................. 671 01/15/21 USD 365.00 USD 22,691 (853,848)
McDonald's Corp. ............................ 398 01/15/21 USD 240.00 USD 8,736 (184,075)
Morgan Stanley .............................. 1,547 01/15/21 USD 62.50 USD 7,480 (68,068)
PPG Industries, Inc. ........................... 678 01/15/21 USD 140.00 USD 8,277 (161,025)
Raytheon Technologies Corp. .................... 1,267 01/15/21 USD 75.00 USD 7,290 (77,921)
ResMed , Inc. ............................... 163 01/15/21 USD 195.00 USD 2,794 (68,460)
Starbucks Corp. ............................. 685 01/15/21 USD 100.00 USD 5,886 (108,915)
Starbucks Corp. ............................. 1,022 01/15/21 USD 92.50 USD 8,781 (337,260)
Union Pacific Corp. ........................... 420 01/15/21 USD 230.00 USD 8,269 (107,100)
VanEck Vectors Semiconductor ETF ................ 216 01/15/21 USD 205.00 USD 3,763 (54,216)
VanEck Vectors Semiconductor ETF ................ 242 01/15/21 USD 210.00 USD 4,216 (44,286)
Walgreens Boots Alliance, Inc. .................... 1,874 01/15/21 USD 47.50 USD 6,731 (73,086)
Walt Disney Co. (The) ......................... 619 01/15/21 USD 155.00 USD 7,681 (65,924)
Zoetis, Inc. ................................. 135 01/15/21 USD 175.00 USD 2,232 (64,125)
Alibaba Group Holding Ltd. ...................... 677 02/19/21 USD 350.00 USD 19,902 (643,150)
Microsoft Corp. .............................. 382 02/19/21 USD 245.00 USD 8,035 (233,975)
Raytheon Technologies Corp. .................... 1,266 02/19/21 USD 75.00 USD 7,285 (107,610)
(23,328,678)
Put
Alphabet, Inc. ............................... 25 10/16/20 USD 1,350.00 USD 3,674 (14,250)
Amazon.com, Inc. ............................ 12 10/16/20 USD 2,840.00 USD 3,778 (19,770)
Apple, Inc. ................................. 717 10/16/20 USD 100.00 USD 8,304 (24,378)
Apple, Inc. ................................. 869 10/16/20 USD 105.00 USD 10,064 (66,913)
Applied Materials, Inc. ......................... 716 10/16/20 USD 47.50 USD 4,257 (10,024)
Chewy, Inc. ................................. 241 10/16/20 USD 35.00 USD 1,321 (1,326)
Deutsche Telekom AG ......................... 1,220 10/16/20 EUR 14.00 EUR 1,743 (13,589)
Exxon Mobil Corp. ............................ 1,198 10/16/20 USD 35.00 USD 4,113 (174,309)
Facebook, Inc. .............................. 147 10/16/20 USD 235.00 USD 3,850 (15,435)
Guardant Health, Inc. .......................... 430 10/16/20 USD 85.00 USD 4,807 (43,000)
Invesco QQQ Trust, Series 1 ..................... 1,223 10/16/20 USD 245.00 USD 33,980 (78,884)
Invesco QQQ Trust, Series 1 ..................... 1,224 10/16/20 USD 258.00 USD 34,008 (207,468)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 24,153 10/16/20 USD 129.00 USD 325,365 (374,372)
Microsoft Corp. .............................. 483 10/16/20 USD 195.00 USD 10,159 (49,266)
NVIDIA Corp. ............................... 47 10/16/20 USD 420.00 USD 2,544 (1,716)
NXP Semiconductors NV ....................... 314 10/16/20 USD 110.00 USD 3,919 (16,171)
PayPal Holdings, Inc. .......................... 173 10/16/20 USD 165.00 USD 3,409 (5,363)
salesforce.com, Inc. ........................... 541 10/16/20 USD 210.00 USD 13,596 (28,673)
SPDR S&P 500 ETF Trust ....................... 412 10/16/20 USD 310.00 USD 13,797 (51,912)
SPDR S&P 500 ETF Trust ....................... 758 10/16/20 USD 300.00 USD 25,385 (46,617)
Union Pacific Corp. ........................... 70 10/16/20 USD 190.00 USD 1,378 (14,840)
Walmart, Inc. ............................... 290 10/16/20 USD 125.00 USD 4,057 (4,495)
Walmart, Inc. ............................... 361 10/16/20 USD 130.00 USD 5,051 (13,357)
Walt Disney Co. (The) ......................... 296 10/16/20 USD 120.00 USD 3,673 (40,404)
Health Care Select Sector SPDR Fund .............. 667 10/23/20 USD 100.00 USD 7,036 (41,688)
UnitedHealth Group, Inc. ........................ 167 10/30/20 USD 290.00 USD 5,207 (67,552)
Agilent Technologies, Inc. ....................... 592 11/20/20 USD 90.00 USD 5,976 (81,400)
Alphabet, Inc. ............................... 44 11/20/20 USD 1,280.00 USD 6,466 (97,680)
Alphabet, Inc. ............................... 51 11/20/20 USD 1,200.00 USD 7,495 (56,355)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Amazon.com, Inc. ............................ 48 11/20/20 USD 2,460.00 USD 15,114 $ (131,880)
BJ's Wholesale Club Holdings, Inc. ................. 602 11/20/20 USD 25.00 USD 2,501 (18,060)
Dow, Inc. .................................. 533 11/20/20 USD 40.00 USD 2,508 (49,569)
Edwards Lifesciences Corp. ..................... 514 11/20/20 USD 70.00 USD 4,103 (59,110)
Global Payments, Inc. ......................... 460 11/20/20 USD 155.00 USD 8,169 (120,750)
Intuitive Surgical, Inc. .......................... 58 11/20/20 USD 600.00 USD 4,115 (53,070)
Invesco QQQ Trust, Series 1 ..................... 956 11/20/20 USD 219.00 USD 26,562 (162,998)
Micron Technology, Inc. ........................ 701 11/20/20 USD 40.00 USD 3,292 (50,823)
Microsoft Corp. .............................. 382 11/20/20 USD 185.00 USD 8,035 (126,060)
Netflix, Inc. ................................. 128 11/20/20 USD 350.00 USD 6,400 (32,960)
NVIDIA Corp. ............................... 75 11/20/20 USD 380.00 USD 4,059 (21,113)
NVIDIA Corp. ............................... 119 11/20/20 USD 400.00 USD 6,441 (52,658)
Southwest Airlines Co. ......................... 711 11/20/20 USD 35.00 USD 2,666 (151,088)
SPDR S&P 500 ETF Trust ....................... 1,630 11/20/20 USD 300.00 USD 54,587 (700,900)
Starbucks Corp. ............................. 685 11/20/20 USD 77.50 USD 5,886 (112,340)
T-Mobile US, Inc. ............................. 1,671 11/20/20 USD 95.00 USD 19,110 (149,555)
VanEck Vectors Semiconductor ETF ................ 238 11/20/20 USD 165.00 USD 4,146 (132,090)
Visa, Inc. .................................. 622 11/20/20 USD 180.00 USD 12,438 (200,595)
Vulcan Materials Co. .......................... 291 11/20/20 USD 110.00 USD 3,944 (42,195)
Walmart, Inc. ............................... 645 11/20/20 USD 130.00 USD 9,024 (172,860)
Walt Disney Co. (The) ......................... 296 11/20/20 USD 120.00 USD 3,673 (139,120)
Alphabet, Inc. ............................... 53 12/18/20 USD 1,300.00 USD 7,789 (198,220)
Anthem, Inc. ................................ 288 12/18/20 USD 210.00 USD 7,735 (94,320)
Apple, Inc. ................................. 696 12/18/20 USD 97.50 USD 8,060 (194,184)
Bank of America Corp. ......................... 3,053 12/18/20 USD 21.00 USD 7,355 (225,922)
Bank of America Corp. ......................... 3,080 12/18/20 USD 22.00 USD 7,420 (315,700)
Charter Communications, Inc. .................... 58 12/18/20 USD 590.00 USD 3,621 (118,030)
Citigroup, Inc. ............................... 1,603 12/18/20 USD 42.50 USD 6,911 (541,013)
Dow, Inc. .................................. 839 12/18/20 USD 40.00 USD 3,947 (124,592)
Fortive Corp. ................................ 1,128 12/18/20 USD 65.00 USD 8,596 (152,280)
Global Payments, Inc. ......................... 475 12/18/20 USD 150.00 USD 8,435 (182,875)
L3Harris Technologies, Inc. ...................... 445 12/18/20 USD 155.00 USD 7,558 (249,200)
LyondellBasell Industries NV ..................... 365 12/18/20 USD 60.00 USD 2,573 (91,250)
McDonald's Corp. ............................ 119 12/18/20 USD 210.00 USD 2,612 (92,225)
McDonald's Corp. ............................ 386 12/18/20 USD 180.00 USD 8,472 (72,761)
Merck & Co., Inc. ............................. 677 12/18/20 USD 70.00 USD 5,616 (55,176)
Microsoft Corp. .............................. 386 12/18/20 USD 180.00 USD 8,119 (148,610)
Societe Generale SA .......................... 701 12/18/20 EUR 9.60 EUR 793 (41,505)
UniCredit SpA ............................... 346 12/18/20 EUR 6.00 EUR 1,219 (66,935)
UnitedHealth Group, Inc. ........................ 257 12/18/20 USD 240.00 USD 8,012 (72,217)
Visa, Inc. .................................. 622 12/18/20 USD 175.00 USD 12,438 (216,145)
SPDR S&P 500 ETF Trust ....................... 602 12/31/20 USD 250.00 USD 20,160 (117,992)
Alphabet, Inc. ............................... 74 01/15/21 USD 1,320.00 USD 10,875 (387,760)
Amazon.com, Inc. ............................ 26 01/15/21 USD 2,695.00 USD 8,187 (297,050)
Amazon.com, Inc. ............................ 36 01/15/21 USD 2,740.00 USD 11,335 (460,170)
Apple, Inc. ................................. 909 01/15/21 USD 107.50 USD 10,527 (627,210)
Apple, Inc. ................................. 1,308 01/15/21 USD 100.00 USD 15,148 (568,980)
Applied Materials, Inc. ......................... 716 01/15/21 USD 45.00 USD 4,257 (98,808)
Autodesk, Inc. ............................... 331 01/15/21 USD 210.00 USD 7,646 (415,405)
Bank of America Corp. ......................... 3,077 01/15/21 USD 22.00 USD 7,412 (386,164)
Comcast Corp. .............................. 1,843 01/15/21 USD 37.50 USD 8,526 (144,676)
DR Horton, Inc. .............................. 1,088 01/15/21 USD 60.00 USD 8,229 (221,952)
Mastercard , Inc. ............................. 247 01/15/21 USD 280.00 USD 8,353 (174,753)
Mastercard , Inc. ............................. 336 01/15/21 USD 300.00 USD 11,363 (370,440)
Microsoft Corp. .............................. 539 01/15/21 USD 180.00 USD 11,337 (281,628)
Morgan Stanley .............................. 1,547 01/15/21 USD 44.00 USD 7,480 (370,507)
PPG Industries, Inc. ........................... 678 01/15/21 USD 100.00 USD 8,277 (149,160)
Raytheon Technologies Corp. .................... 1,267 01/15/21 USD 55.00 USD 7,290 (449,152)
ResMed , Inc. ............................... 163 01/15/21 USD 160.00 USD 2,794 (125,510)
Starbucks Corp. ............................. 1,022 01/15/21 USD 67.50 USD 8,781 (120,085)
Union Pacific Corp. ........................... 420 01/15/21 USD 165.00 USD 8,269 (190,050)
VanEck Vectors Semiconductor ETF ................ 216 01/15/21 USD 145.00 USD 3,763 (85,860)
VanEck Vectors Semiconductor ETF ................ 242 01/15/21 USD 150.00 USD 4,216 (121,605)
Walgreens Boots Alliance, Inc. .................... 1,874 01/15/21 USD 37.50 USD 6,731 (777,710)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Walt Disney Co. (The) ......................... 592 01/15/21 USD 100.00 USD 7,346 $ (110,408)
Walt Disney Co. (The) ......................... 829 01/15/21 USD 110.00 USD 10,286 (306,730)
Zoetis, Inc. ................................. 135 01/15/21 USD 140.00 USD 2,232 (34,088)
Amazon.com, Inc. ............................ 34 02/19/21 USD 2,800.00 USD 10,706 (620,840)
Microsoft Corp. .............................. 532 02/19/21 USD 185.00 USD 11,190 (432,250)
Raytheon Technologies Corp. .................... 1,266 02/19/21 USD 50.00 USD 7,285 (300,675)
Vulcan Materials Co. .......................... 291 02/19/21 USD 110.00 USD 3,944 (117,855)
SPDR S&P 500 ETF Trust ....................... 216 12/17/21 USD 270.00 USD 7,234 (353,376)
(16,813,010)
$ (40,141,688)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency .............. Goldman Sachs International — 10/13/20 AUD 1.71 EUR 60,131 $ (7,584)
Sanofi ................... Barclays Bank plc 37,172 10/16/20 EUR 98.00 EUR 3,172 (436)
SPDR Gold Shares
(a)
......... JPMorgan Chase Bank NA 151,410 10/16/20 USD 197.00 USD 26,818 (9,842)
USD Currency .............. Deutsche Bank AG — 10/22/20 BRL 5.65 USD 7,817 (153,855)
USD Currency .............. Morgan Stanley & Co. International plc — 10/30/20 MXN 22.50 USD 11,915 (190,826)
Amazon.com, Inc. ........... Citibank NA 3,427 11/20/20 USD 3,397.23 10,792 (470,351)
ASML Holding NV ........... Credit Suisse International 7,711 11/20/20 EUR 335.00 EUR 2,427 (72,387)
Autodesk, Inc. .............. Nomura International plc 44,677 11/20/20 USD 260.00 USD 10,321 (155,799)
Boston Scientific Corp. ........ Nomura International plc 119,080 11/20/20 USD 45.00 USD 4,550 (25,602)
Capital One Financial Corp. ..... Nomura International plc 54,814 11/20/20 USD 70.00 USD 3,939 (352,433)
DR Horton, Inc. ............. Credit Suisse International 74,370 11/20/20 USD 85.00 USD 5,625 (148,740)
Lennar Corp. .............. JPMorgan Chase Bank NA 34,210 11/20/20 USD 86.00 USD 2,794 (126,733)
Roche Holding AG ........... Barclays Bank plc 8,945 11/20/20 CHF 350.00 CHF 2,819 (15,650)
Sanofi ................... Barclays Bank plc 29,817 11/20/20 EUR 98.00 EUR 2,544 (6,767)
SPDR Gold Shares
(a)
......... Goldman Sachs International 150,491 11/20/20 USD 192.00 USD 26,655 (121,925)
SPDR Gold Shares
(a)
......... Morgan Stanley & Co. International plc 150,806 11/20/20 USD 198.00 USD 26,711 (145,528)
Union Pacific Corp. .......... Goldman Sachs International 44,726 11/20/20 USD 227.50 USD 8,805 (68,097)
GBP Currency .............. UBS AG — 12/17/20 USD 1.37 GBP 30,150 (122,614)
adidas AG ................ Barclays Bank plc 22,199 12/18/20 EUR 325.00 EUR 6,129 (54,351)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 29,667 12/18/20 EUR 450.00 EUR 11,849 (169,703)
SPDR Gold Shares
(a)
......... BNP Paribas SA 151,142 12/18/20 USD 210.00 USD 26,770 (146,608)
SPDR Gold Shares
(a)
......... Societe Generale SA 150,232 12/31/20 USD 198.00 USD 26,609 (354,548)
SPDR Gold Shares
(a)
......... Societe Generale SA 151,327 01/15/21 USD 215.00 USD 26,803 (179,323)
EUR Currency .............. BNP Paribas SA — 01/27/21 USD 1.34 EUR 56,900 (31,306)
(3,131,008)
Put
USD Currency .............. Bank of America NA — 10/08/20 BRL 5.05 USD 18,118 (112)
AUD Currency .............. Morgan Stanley & Co. International plc — 10/13/20 JPY 69.50 AUD 65,200 (2,804)
USD Currency .............. Bank of America NA — 10/13/20 BRL 5.00 USD 18,097 (481)
Roche Holding AG ........... Barclays Bank plc 6,688 10/16/20 CHF 300.00 CHF 2,108 (12,148)
Sanofi ................... Barclays Bank plc 37,172 10/16/20 EUR 80.00 EUR 3,172 (11,564)
SPDR Gold Shares
(a)
......... JPMorgan Chase Bank NA 151,410 10/16/20 USD 170.00 USD 26,818 (82,515)
USD Currency .............. Morgan Stanley & Co. International plc — 10/30/20 MXN 20.10 USD 14,297 (8,035)
USD Currency .............. Morgan Stanley & Co. International plc — 10/30/20 MXN 21.00 USD 18,565 (62,457)
USD Currency .............. Morgan Stanley & Co. International plc — 11/13/20 BRL 4.85 USD 23,973 (14,853)
Boston Scientific Corp. ........ Nomura International plc 59,540 11/20/20 USD 35.00 USD 2,275 (55,372)
DR Horton, Inc. ............. Credit Suisse International 74,370 11/20/20 USD 60.00 USD 5,625 (62,099)
Lennar Corp. .............. JPMorgan Chase Bank NA 34,210 11/20/20 USD 62.00 USD 2,794 (21,104)
Roche Holding AG ........... Barclays Bank plc 8,945 11/20/20 CHF 285.00 CHF 2,819 (24,792)
Sanofi ................... Barclays Bank plc 29,817 11/20/20 EUR 76.00 EUR 2,544 (25,321)
SPDR Gold Shares
(a)
......... Goldman Sachs International 75,245 11/20/20 USD 165.00 USD 13,327 (99,954)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
SPDR Gold Shares
(a)
......... Morgan Stanley & Co. International plc 150,806 11/20/20 USD 173.00 USD 26,711 $ (523,978)
Union Pacific Corp. .......... Goldman Sachs International 44,726 11/20/20 USD 187.50 USD 8,805 (130,904)
adidas AG ................ Barclays Bank plc 22,199 12/18/20 EUR 245.00 EUR 6,129 (161,567)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 14,834 12/18/20 EUR 375.00 EUR 5,925 (315,551)
SPDR Gold Shares
(a)
......... Societe Generale SA 56,337 12/31/20 USD 164.00 USD 9,978 (110,421)
SPDR Gold Shares
(a)
......... Societe Generale SA 151,327 01/15/21 USD 170.00 USD 26,803 (631,542)
EUR Currency .............. BNP Paribas SA — 01/27/21 USD 1.10 EUR 37,934 (69,574)
(2,427,148)
$ (5,558,156)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 0.17% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 10/27/20 0.17 % USD 158,782 $ (3,532)
10-Year Interest Rate Swap
(a)
0.51% Semi-Annual 3 month LIBOR Quarterly Citibank NA 11/19/20 0.51 USD 29,026 (41,334)
10-Year Interest Rate Swap
(a)
0.47% Semi-Annual 3 month LIBOR Quarterly Citibank NA 12/15/20 0.47 USD 19,141 (47,974)
30-Year Interest Rate Swap
(a)
0.60% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 12/18/20 0.60 USD 41,893 (226,345)
30-Year Interest Rate Swap
(a)
0.71% Semi-Annual 3 month LIBOR Quarterly Citibank NA 01/11/21 0.71 USD 23,767 (300,891)
30-Year Interest Rate Swap
(a)
0.87% Semi-Annual 3 month LIBOR Quarterly Citibank NA 03/24/21 0.87 USD 15,296 (471,219)
30-Year Interest Rate Swap
(a)
0.50% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 06/04/21 0.50 USD 35,591 (596,812)
30-Year Interest Rate Swap
(a)
0.50% Semi-Annual 3 month LIBOR Quarterly BNP Paribas SA 06/11/21 0.50 USD 11,606 (199,908)
10-Year Interest Rate Swap
(a)
0.55% Semi-Annual 3 month LIBOR Quarterly Citibank NA 09/15/21 0.55 USD 19,141 (243,918)
10-Year Interest Rate Swap
(a)
0.55% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 09/20/21 0.55 USD 18,939 (243,006)
5-Year Interest Rate Swap
(a)
. (0.02)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/08/22 (0.02) EUR 59,930 (1,409,674)
5-Year Interest Rate Swap
(a)
. (0.15)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/19/22 (0.15) EUR 15,814 (278,797)
5-Year Interest Rate Swap
(a)
. (0.13)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/19/22 (0.13) EUR 39,510 (732,759)
(4,796,169)
Put
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.07% Semi-Annual Citibank NA 10/19/20 1.07 USD 12,759 (273,013)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.19% Semi-Annual
Morgan Stanley & Co.
International plc 10/21/20 1.19 USD 30,884 (251,561)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.37% Semi-Annual
Goldman Sachs
International 10/27/20 0.37 USD 158,782 (181,400)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.49% Semi-Annual Citibank NA 11/25/20 0.49 USD 181,193 (112,511)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.07% Semi-Annual Citibank NA 12/15/20 1.07 USD 57,424 (111,052)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.20% Semi-Annual
Goldman Sachs
International 12/18/20 1.20 USD 41,893 (1,213,491)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.39% Semi-Annual Citibank NA 02/08/21 0.39 USD 111,096 (475,012)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.24% Semi-Annual Citibank NA 02/08/21 1.24 USD 30,299 (1,134,873)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.40% Semi-Annual Citibank NA 09/15/21 1.40 USD 38,283 (257,068)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.40% Semi-Annual
Morgan Stanley & Co.
International plc 09/20/21 1.40 USD 37,877 (258,790)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.00% Semi-Annual
JPMorgan Chase
Bank NA 02/11/22 2.00 USD 85,363 (321,413)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.02)% Annual Barclays Bank plc 04/08/22 (0.02) EUR 59,930 (256,250)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.15)% Annual Barclays Bank plc 04/19/22 (0.15) % EUR 15,814 $ (98,802)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.13)% Annual Barclays Bank plc 04/19/22 (0.13) EUR 39,510 (233,143)
(5,178,379)
$ (9,974,548)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.33.V1 ................... 1.00 % Quarterly 12/20/24 USD 302,896 $ (2,457,931) $ (5,612,609) $ 3,154,678
CDX.NA.HY.34.V9 ................... 5.00 Quarterly 06/20/25 USD 22,322 (1,128,098) 352,879 (1,480,977)
CDX.NA.IG.34.V1 ................... 1.00 Quarterly 06/20/25 USD 43,636 (312,991) (605,174) 292,183
$ (3,899,020) $ (5,864,904) $ 1,965,884
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.
CROSSOVER.34.V1 . 5.00 % Quarterly 12/20/25 B EUR 27,945 $ 2,389,941 $ 2,140,646 $ 249,295
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month BA Semi-Annual 1.91% Semi-Annual N/A 07/09/21 CAD 240,208 $ 2,505,892 $ — $ 2,505,892
1.06% Semi-Annual 3 month LIBOR Quarterly N/A 03/27/22 USD 359,009 (4,573,760) — (4,573,760)
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/22 USD 202,105 (2,673,096) — (2,673,096)
0.53% Semi-Annual 3 month LIBOR Quarterly 06/06/22
(a)
06/06/24 USD 71,709 (280,994) — (280,994)
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 01/24/25 USD 144,079 (8,360,365) 1,705 (8,362,070)
0.35% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/25 USD 54,783 (6,023) — (6,023)
0.69% Semi-Annual 3 month LIBOR Quarterly N/A 06/23/30 USD 17,492 (9,826) — (9,826)
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 08/17/30 USD 40,837 1,495,313 — 1,495,313
3 month LIBOR Quarterly 0.64% Semi-Annual N/A 08/21/30 USD 18,887 (129,582) — (129,582)
3 month LIBOR Quarterly 0.68% Semi-Annual N/A 09/14/30 USD 6,952 (28,277) — (28,277)
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 10,581 (61,158) — (61,158)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 10,581 9,573 — 9,573
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 8,465 (22,389) — (22,389)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 8,465 (36,818) — (36,818)
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 07/02/50 USD 12,949 800,672 — 800,672
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 07/21/50 USD 8,506 551,601 — 551,601

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 18-150 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:
Intercontinental Exchange LIBOR:
USD 1 Week
USD 1 Month
(b)
Amount includes $(7,014) of net dividends and financing fees.
(c)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 17-135 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:
Intercontinental Exchange LIBOR:
USD 1 Month
USD Overnight Bank Funding Rate
(d)
Amount includes $(11,824) of net dividends and financing fees.
i
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 18,355 $ (239,633) $ — $ (239,633)
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 4,323 (50,683) — (50,683)
3 month LIBOR Quarterly 0.97% Semi-Annual 10/28/20
(a)
10/28/50 USD 10,346 (431,936) — (431,936)
$ (11,541,489) $ 1,705 $ (11,543,194)
(a)
Forward swap.
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
S&P 500 Index Annual Dividend
Future December 2020 .... USD 1,895,013 Goldman Sachs International 12/18/20 USD 1,895 $ 374,263 $ — $ 374,263
GSCBBL8X ............. USD 11,488,591 Goldman Sachs International 01/22/21 USD 11,489 861,176 — 861,176
GSCBBL8X ............. USD 14,576,103 Goldman Sachs International 01/25/21 USD 14,576 1,767,899 — 1,767,899
S&P 500 Index Annual Dividend
Future December 2021 .... USD 2,403,225 BNP Paribas SA 12/17/21 USD 2,403 173,250 — 173,250
$ 3,176,588 $ — $ 3,176,588
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(a)
01/25/21-05/31/23 $ 8,418,098 $ 123,762
(b)
$ 8,548,874 0.3%
Monthly
JPMorgan Chase
Bank NA
(c)
02/08/23 (8,222,995) 71,409
(d)
(8,139,762) 0.1
$ 195,171 $ 409,112

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of
September 30, 2020, expiration dates 01/25/21-05/31/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Italy
Leonardo SpA ........... 3,078,209 $ 17,978,735 210.3%
Total Reference Entity — Long ............ 17,978,735
Reference Entity — Short
China
China Communications Services
Corp. Ltd., Class H ...... (154,000) (90,915) (1.1)
China Conch Venture Holdings
Ltd. ................ (55,000) (255,865) (3.0)
China Eastern Airlines Corp. Ltd.,
Class H .............. (316,000) (135,933) (1.6)
China Evergrande Group .... (40,000) (102,655) (1.2)
China Literature Ltd. ....... (31,600) (238,312) (2.8)
China Molybdenum Co. Ltd.,
Class H .............. (300,000) (107,121) (1.3)
China Resources Gas Group
Ltd. ................ (32,000) (143,678) (1.7)
China Resources Land Ltd. .. (24,000) (109,460) (1.3)
COSCO SHIPPING Holdings Co.
Ltd., Class H .......... (172,000) (84,854) (1.0)
GSX Techedu , Inc., ADR .... (670) (60,374) (0.7)
Longfor Group Holdings Ltd. .. (67,000) (379,634) (4.4)
Ping An Healthcare and
Technology Co. Ltd. ..... (4,200) (54,192) (0.6)
Semiconductor Manufacturing
International Corp. ...... (103,000) (241,138) (2.8)
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H ... (55,000) (230,247) (2.7)
Shimao Group Holdings Ltd. .. (22,500) (93,869) (1.1)
TravelSky Technology Ltd., Class
H .................. (28,000) (60,181) (0.7)
Xiaomi Corp., Class B ...... (126,800) (343,251) (4.0)
(2,731,679)
Denmark
Orsted A/S .............. (1,549) (213,546) (2.5)
Finland
Kone OYJ, Class B ........ (614) (53,911) (0.6)
France
Airbus SE .............. (1,792) (129,966) (1.5)
Bouygues SA ............ (6,119) (211,450) (2.5)
Hermes International ....... (175) (150,720) (1.8)
L'Oreal SA .............. (117) (38,075) (0.4)
(530,211)
Hong Kong
Sino Biopharmaceutical Ltd. .. (157,000) (171,922) (2.0)
Wharf Real Estate Investment
Co. Ltd. .............. (37,000) (151,665) (1.8)
(323,587)
Italy
Atlantia SpA ............. (8,988) (140,763) (1.6)
Japan
ANA Holdings, Inc. ........ (3,200) (74,018) (0.9)
Oriental Land Co. Ltd. ...... (800) (112,196) (1.3)
Z Holdings Corp. .......... (14,900) (99,523) (1.1)
(285,737)
Shares Value
% of Basket
Value
Macau
Galaxy Entertainment Group
Ltd. ................ (7,000) $ (47,325) (0.6) %
Norway
Equinor ASA ............ (14,779) (209,384) (2.5)
Poland
Polskie Gornictwo Naftowe i
Gazownictwo SA ....... (54,336) (71,086) (0.8)
South Korea
Celltrion Healthcare Co. Ltd. .. (2,607) (195,557) (2.3)
Korea Shipbuilding & Offshore
Engineering Co. Ltd. ..... (2,202) (155,299) (1.8)
(350,856)
Spain
CaixaBank SA ........... (134,274) (285,049) (3.3)
Industria de Diseno Textil SA .. (88,393) (2,445,338) (28.6)
(2,730,387)
Sweden
Investor AB, Class B ....... (1,531) (100,004) (1.2)
Swedbank AB, Class A ...... (7,992) (125,120) (1.4)
(225,124)
Taiwan
Catcher Technology Co. Ltd. .. (2,000) (12,637) (0.1)
E.Sun Financial Holding Co. Ltd. (102,000) (90,840) (1.1)
Hotai Motor Co. Ltd. ....... (2,000) (44,767) (0.5)
(148,244)
United Kingdom
British American Tobacco plc . (1,652) (59,259) (0.7)
Prudential plc ............ (5,733) (82,259) (1.0)
(141,518)
United States
Boeing Co. (The) ......... (2,274) (375,801) (4.4)
Eversource Energy ........ (1,889) (157,826) (1.9)
Honeywell International, Inc. .. (789) (129,877) (1.5)
Keurig Dr Pepper, Inc. ...... (4,451) (122,848) (1.4)
Marriott International, Inc., Class
A .................. (892) (82,581) (1.0)
Progressive Corp. (The) ..... (2,662) (252,012) (3.0)
Simon Property Group, Inc. .. (1,632) (105,558) (1.2)
(1,226,503)
Total Reference Entity — Short ............ (9,429,861)
Net Value of Reference Entity — Citibank NA .. $ 8,548,874
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of September 30, 2020, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Short
Australia
Ramsay Health Care Ltd. .... (7,558) (360,356) 4.4
Scentre Group ........... (168,631) (268,486) 3.3
Sydney Airport ........... (36,179) (153,633) 1.9
Transurban Group ......... (21,134) (215,797) 2.7
(998,272)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Shares Value
% of Basket
Value
Brazil
Hapvida Participacoes e
Investimentos SA ....... (18,071) $ (200,953) 2.5%
Lojas Americanas SA
(Preference) .......... (10,569) (53,166) 0.7
Magazine Luiza SA ........ (10,921) (174,144) 2.1
Suzano SA ............. (23,242) (187,769) 2.3
(616,032)
Canada
Canadian National Railway Co. (711) (75,721) 0.9
Intact Financial Corp. ....... (496) (53,111) 0.7
National Bank of Canada .... (3,185) (158,204) 1.9
(287,036)
China
Aluminum Corp. of China Ltd.,
Class H .............. (330,000) (68,061) 0.8
China Gas Holdings Ltd. .... (18,400) (52,655) 0.7
China Jinmao Holdings Group
Ltd. ................ (224,000) (124,716) 1.5
China Southern Airlines Co. Ltd.,
Class H .............. (490,000) (266,004) 3.3
Geely Automobile Holdings Ltd. (67,000) (134,403) 1.7
Great Wall Motor Co. Ltd., Class
H .................. (47,500) (60,592) 0.7
iQIYI , Inc., ADR .......... (13,002) (293,585) 3.6
NIO, Inc., ADR ........... (2,526) (53,602) 0.7
Shandong Weigao Group
Medical Polymer Co. Ltd.,
Class H .............. (12,000) (24,010) 0.3
Shenzhou International Group
Holdings Ltd. .......... (7,300) (124,311) 1.5
Tsingtao Brewery Co. Ltd., Class
H .................. (16,000) (130,927) 1.6
(1,332,866)
France
Electricite de France SA ..... (3,109) (32,842) 0.4
Germany
Knorr- Bremse AG ......... (651) (76,663) 0.9
Hong Kong
Link REIT .............. (21,100) (172,901) 2.1
Japan
Fast Retailing Co. Ltd. ...... (600) (377,053) 4.6
Kintetsu Group Holdings Co.
Ltd. ................ (1,300) (55,479) 0.7
Nippon Paint Holdings Co. Ltd. (2,600) (267,660) 3.3
ORIX Corp. ............. (6,300) (78,689) 1.0
Shares Value
% of Basket
Value
Japan (continued)
SoftBank Group Corp. ...... (2,800) $ (173,249) 2.1%
(952,130)
Peru
Credicorp Ltd. ........... (1,623) (201,236) 2.5
South Africa
Capitec Bank Holdings Ltd. ... (2,361) (145,417) 1.8
Shoprite Holdings Ltd. ...... (11,519) (93,974) 1.2
Vodacom Group Ltd. ....... (20,529) (150,545) 1.8
(389,936)
South Korea
AMOREPACIFIC Group
(Preference) .......... (353) (10,057) 0.2
Samsung C&T Corp. ....... (1,291) (115,859) 1.4
(125,916)
Spain
Aena SME SA ........... (840) (116,952) 1.4
Ferrovial SA ............. (3,683) (89,461) 1.1
(206,413)
Switzerland
Schindler Holding AG ...... (117) (31,938) 0.4
Swisscom AG (Registered) ... (464) (245,808) 3.0
(277,746)
Taiwan
Mega Financial Holding Co. Ltd. (43,000) (41,502) 0.5
United Kingdom
Tesco plc ............... (53,762) (147,486) 1.8
United States
AmerisourceBergen Corp. ... (645) (62,513) 0.8
Dominion Energy, Inc. ...... (4,871) (384,468) 4.7
Fox Corp., Class A ........ (14,063) (392,388) 4.8
Hormel Foods Corp. ....... (3,714) (181,577) 2.2
Marathon Petroleum Corp. ... (5,312) (155,854) 1.9
Roper Technologies, Inc. .... (993) (392,344) 4.8
Ross Stores, Inc. ......... (2,925) (272,961) 3.4
Trane Technologies plc ..... (314) (38,073) 0.5
Twitter, Inc. ............. (1,127) (50,152) 0.6
Welltower , Inc. ........... (2,036) (112,163) 1.4
Xcel Energy, Inc. .......... (3,453) (238,292) 2.9
(2,280,785)
Total Reference Entity — Short ............ (8,139,762)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (8,139,762)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
3 month BA .......................................... Canadian Bankers Acceptances 0.51%
3 month LIBOR ....................................... London Interbank Offered Rate 0.23
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.48)

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Glossary of Terms Used in this Report
Currency
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Yuan Offshore
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
RUB New Russian Ruble
SGD Singapore Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities:
Cayman Islands ........................................ $ — $ 31,367,673 $ — $ 31,367,673
Ireland .............................................. — 3,391,606 305,599 3,697,205
Netherlands ........................................... — 821,457 — 821,457
United States .......................................... — 20,113,287 1,387,818 21,501,105
Common Stocks:
Argentina ............................................ 1,763,796 — — 1,763,796
Australia ............................................. — 9,458,653 11,473,161 20,931,814
Brazil ............................................... 2,233,497 — — 2,233,497
Canada ............................................. 55,454,553 — — 55,454,553
Chile ............................................... 224,900 — — 224,900
China ............................................... 48,604,750 128,445,161 — 177,049,911
Denmark ............................................. — 9,609,252 — 9,609,252
Finland .............................................. — 23,559,698 — 23,559,698
France .............................................. — 183,683,367 — 183,683,367
Germany ............................................ 7,862,795 157,427,807 — 165,290,602
Hong Kong ........................................... — 64,185,225 — 64,185,225
India ............................................... — 38,664,754 — 38,664,754
Indonesia ............................................ — 2,110,534 — 2,110,534
Italy ................................................ — 126,723,420 — 126,723,420
Japan ............................................... — 173,472,332 — 173,472,332
Mexico .............................................. 369,742 — — 369,742
Netherlands ........................................... 31,671,661 183,997,175 — 215,668,836
Poland .............................................. — 82,946 — 82,946
Portugal ............................................. — 1,488,673 — 1,488,673
Singapore ............................................ — 20,657,744 — 20,657,744
South Africa ........................................... — 2,172,330 — 2,172,330

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
South Korea .......................................... $ — $ 20,062,633 $ — $ 20,062,633
Spain ............................................... — 27,395,094 — 27,395,094
Sweden ............................................. — 59,482,465 — 59,482,465
Switzerland ........................................... 3,081,223 96,336,001 — 99,417,224
Taiwan .............................................. — 87,957,331 — 87,957,331
Thailand ............................................. — 3,739,983 — 3,739,983
Turkey .............................................. — 295,730 — 295,730
United Arab Emirates .................................... — — 5 5
United Kingdom ........................................ 27,833,601 92,507,468 — 120,341,069
United States .......................................... 3,231,212,757 47,595,323 8,599,614 3,287,407,694
Zambia .............................................. 5,395,900 — — 5,395,900
Corporate Bonds
Australia ............................................. — 396,178 35,625,880 36,022,058
Brazil ............................................... — 5,090,397 — 5,090,397
Canada ............................................. — 6,052,883 — 6,052,883
Chile ............................................... — 997,620 — 997,620
China ............................................... — 4,800 — 4,800
France .............................................. — 3,869,217 — 3,869,217
Greece .............................................. — 5,554,555 — 5,554,555
India ............................................... — 53,348 — 53,348
Israel ............................................... — 1,084,467 — 1,084,467
Italy ................................................ — 2,110,850 — 2,110,850
Japan ............................................... — 1,309,433 — 1,309,433
Kuwait .............................................. — 1,029,919 — 1,029,919
Luxembourg .......................................... — 7,929,180 — 7,929,180
Macau .............................................. — 609,500 — 609,500
Malaysia ............................................. — 1,006,829 — 1,006,829
Netherlands ........................................... — 351,258 — 351,258
Peru ................................................ — 1,392,412 — 1,392,412
Singapore ............................................ — 3,787,777 — 3,787,777
South Korea .......................................... — 377,195 — 377,195
Spain ............................................... — 1,485,112 — 1,485,112
Switzerland ........................................... — 3,503,818 — 3,503,818
Turkey .............................................. — — 2,086,500 2,086,500
United Arab Emirates .................................... — 2,020,994 — 2,020,994
United Kingdom ........................................ — 2,071,971 — 2,071,971
United States .......................................... — 395,710,172 — 395,710,172
Zambia .............................................. — 1,457,190 — 1,457,190
Floating Rate Loan Interests:
Canada ............................................. — 9,580,879 — 9,580,879
France .............................................. — 9,031,145 — 9,031,145
Germany ............................................ — 2,122,415 — 2,122,415
Netherlands ........................................... — 28,107,259 — 28,107,259
United States .......................................... — 18,265,851 22,393,164 40,659,015
Foreign Agency Obligations ................................. — 12,712,944 — 12,712,944
Foreign Government Obligations .............................. — 573,815,768 — 573,815,768
Investment Companies .................................... 507,983,268 — — 507,983,268
Non-Agency Mortgage-Backed Securities ........................ — 47,193,515 — 47,193,515
Preferred Securities:
Brazil ............................................... 1,394,802 — — 1,394,802
Germany ............................................ — 121,166 — 121,166
United Kingdom ........................................ — 10,944,336 — 10,944,336
United States .......................................... 32,808,326 39,035,750 51,780,593 123,624,669
U.S. Government Sponsored Agency Securities .................... — 922,657 — 922,657
U.S. Treasury Obligations ................................... — 740,364,556 — 740,364,556
Warrants .............................................. — 6 323,664 323,670
Short-Term Securities:
Foreign Government Obligations .............................. — 50,534,132 — 50,534,132
Money Market Funds ...................................... 27,080,397 — — 27,080,397
Time Deposits .......................................... — 5,439,680 — 5,439,680
U.S. Treasury Obligations ................................... — 69,975,507 — 69,975,507
Options Purchased:
Equity contracts .......................................... 61,622,154 9,256,016 — 70,878,170
Foreign currency exchange contracts ........................... — 2,425,788 — 2,425,788
Interest rate contracts ...................................... — 7,772,766 — 7,772,766

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Liabilities:
Investment Sold Short
Common Stocks:
Finland .............................................. $ — $ (3,597,948) $ — $ (3,597,948)
Sweden ............................................. — (6,386,812) — (6,386,812)
United States .......................................... (12,458,031) — — (12,458,031)
Subtotal ....................................................
$ 4,034,140,091 $ 3,693,699,573 $ 133,975,998 $ 7,861,815,662
Investments Valued at NAV
(a)
...................................... 314,195,139
$ —
Total Investments .............................................. $ 8,176,010,801
$ —
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 3,696,156 $ — $ 3,696,156
Equity contracts ........................................... 250,726 3,371,759 — 3,622,485
Foreign currency exchange contracts ............................ — 11,716,601 — 11,716,601
Interest rate contracts ....................................... 4,475,686 5,363,051 — 9,838,737
Liabilities:
Credit contracts ........................................... — (1,480,977) — (1,480,977)
Equity contracts ........................................... (50,434,906) (5,655,892) — (56,090,798)
Foreign currency exchange contracts ............................ — (10,760,233) — (10,760,233)
Interest rate contracts ....................................... (797,949) (26,880,793) — (27,678,742)
$ (46,506,443) $ (20,630,328) $ — $ (67,136,771)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Securities Warrants Total
Investments:
Assets:
Opening balance, as of December 31, 2019 ........................... $ — $ 15,053,541 $ 38,151,469 $ — $ 38,429,122 $ — $ 91,634,132
Transfers into level 3 ......................................... — 8,713,622 — — — — 8,713,622
Transfers out of level 3 ........................................ — (13,482,816) — — — — (13,482,816)
Other
(a)
.................................................. — 13,482,816 — — (13,482,816) — —
Accrued discounts/premiums ..................................... (215) — (27,403) 32,362 — — 4,744
Net realized gain ............................................ — 3,221 — 19 107 — 3,347
Net change in unrealized appreciation (depreciation)
(b)
.................... 38,735 (3,571,574) (1,094,645) (4,802,952) 12,147,714 323,664 3,040,942
Purchases ................................................. 1,654,897 8,212,150 682,959 27,165,080 26,138,197 — 63,853,283
Sales .................................................... — (8,338,180) — (1,345) (11,451,731) — (19,791,256)
Closing balance, as of September 30, 2020 ...........................
$ 1,693,417 $ 20,072,780 $ 37,712,380 $ 22,393,164 $ 51,780,593 $ 323,664 $ 133,975,998
Net change in unrealized appreciation (depreciation) on investments still held at
September 30, 2020
(b)
.......................................
$ 38,735 $ (3,414,211) $ (1,094,645) $ (4,802,952) $ 6,196,171 $ 323,664 $ (2,753,238)
(a)
Certain Level 3 investments were re-classified between Preferred Stocks and Common Stocks.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $17,435,052. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Common Stocks ........................... $ 20,072,772 Market Discount Rate 15% —
Revenue Multiple 14.25x —
Volatility 51% —
Time to Exit 1.7 —
Recent Transactions — —
Corporate Bonds ........................... 37,712,380 Income Discount Rate 15% – 31% 16%
Floating Rate Loan Interests .................... 6,651,541 Income Discount Rate 10% – 11% 11%
Preferred Stocks
(b)(c)
......................... 51,780,592 Market Revenue Multiple 6.75x – 14.25x 10.18x
Time to Exit 1.0 – 3.0 2.0
Volatility 43% – 61% 52%
Recent Transactions — —
Warrants ................................ 323,661 Market Revenue Multiple 6.75x - 9.05x 7.77x
Time to Exit 1.0 – 2.6 1.9
Volatility 43% - 55% 48%
$ 116,540,946
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end September 30, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $10,085,492 changed to Transaction Price Approach. The investments were previously valued utilizing PWERM approach. The change was due to consideration of the information that was available at the time the investments were valued.
(c)
For the period end September 30, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $9,309,906 changed to Current Value. The investments were previously valued utilizing Transaction Price Approach. The change was due to consideration of the information that was available at the time the investments were valued.